As filed with the Securities and Exchange Commission on November 18, 2009

No. 333-159629

No. 811-22304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 4	☒
Post-Effective Amendment No.	☐
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒
(Check appropriate box or boxes)

Old Mutual Global Shares Trust

(Exact Name of Registrant as Specified in Charter)

10 High Street, Suite 302 Boston, MA 02110 (Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (857) 284-1500

Betserai Tendai Musikavanhu 10 High Street, Suite 302 Boston, MA 02110 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Dechert LLP 1095 Avenue of the Americas New York, NY 10036
Approximate date of proposed public offering:	As soon as practicable after the effective date of this registration statement.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

Old Mutual Global Shares Trust

GlobalShares FTSE All-World Fund – GSW

GlobalShares FTSE Emerging Markets Fund – GSR

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund – GSZ

GlobalShares FTSE All-World ex US Fund – GSO

GlobalShares FTSE Developed Countries ex US Fund – GSD

Principal U.S. Listing Exchange For Each Fund: NYSE Arca, Inc.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Any representation to the contrary is a criminal offense.

Prospectus dated November 19, 2009

Old Mutual Global Shares Trust (the “Trust”) is a registered investment company that currently consists of five separate exchange-traded index funds.  Additional funds may be offered in the future.  This Prospectus relates to the five funds of the Trust identified on the cover page (each a “Fund” and, together, the “Funds”).

The Funds’ shares (the “Shares”) are expected to be approved for listing, subject to notice of issuance, on NYSE  Arca, Inc. (“NYSE Arca”). Market prices for Shares may be different from their net asset values (“NAV”).  Each Fund will issue and redeem Shares only in large blocks consisting of 600,000 Shares (“Creation Units”).  Creation Units of each Fund will be issued and redeemed principally in kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

NOT FEDERAL DEPOSIT INSURANCE
CORPORATION (“FDIC”) INSURED.  MAY LOSE VALUE.
NO BANK GUARANTEE.

TABLE OF CONTENTS

Page

INTRODUCTION – OLD MUTUAL GLOBAL SHARES TRUST

1

WHO SHOULD INVEST IN THE FUNDS

1

TAX ADVANTAGED PRODUCT STRUCTURE

1

GLOBALSHARES FTSE ALL-WORLD FUND

2

GLOBALSHARES FTSE EMERGING MARKETS FUND

8

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND

14

GLOBALSHARES FTSE ALL-WORLD EX US FUND

20

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND

26

ADDITIONAL INVESTMENT STRATEGIES

31

ADDITIONAL RISKS

31

PORTFOLIO HOLDINGS

32

MANAGEMENT OF THE FUNDS

32

HOW TO BUY AND SELL SHARES

33

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

34

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

34

DIVIDENDS, DISTRIBUTIONS AND TAXES

36

NET ASSET VALUE

38

FUND SERVICE PROVIDERS

38

INDEX PROVIDER

39

DISCLAIMERS

39

OTHER INFORMATION

40

i

INTRODUCTION – OLD MUTUAL GLOBAL SHARES TRUST

The Trust is an investment company consisting of five separate exchange-traded “index funds.” The investment objective of each of the Funds of the Trust is to replicate as closely as possible, before fees and expenses, the return and yield of a specified market index.  This Prospectus relates to the Funds listed on the cover page.  Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”) is the investment adviser for the Funds.

The Funds have applied to list their shares (the “Shares”) on NYSE Arca, Inc. (“NYSE Arca”) or the “Exchange”) and the Shares will trade at market prices that may differ to some degree from the NAV of the Shares.  Unlike conventional mutual funds, each Fund will issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.” Creation Units will be issued and redeemed principally in kind for securities included in a specified index.  Except when aggregated in Creation Units, the Shares of the Funds are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index.  The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds’ Shares are traded throughout the day on a national securities exchange.  The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed, principally in kind, in Creation Units at each day’s next calculated NAV.  These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions.  These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in kind redemption mechanism generally is designed to minimize or avoid tax events for a Fund or its ongoing shareholders.

The Funds may recognize gains as a result of rebalancing their securities holdings to reflect changes in the securities included in such Fund’s underlying index.  The Funds may be required to distribute any such gains to their shareholders to avoid adverse federal income tax consequences.  The Funds may invest in derivatives, the use of which, if successful, will generally result in the realization of short-term capital gains that will be taxable as ordinary income when distributed to investors and/or long-term capital gains.  For further discussion of the distribution requirements that apply to the Funds, see “Taxes” in the Funds’ Statement of Additional Information (“SAI”).  For information concerning the tax consequences of distributions, see “Dividends, Distributions and Taxes” in this Prospectus.

1

GLOBALSHARES FTSE ALL-WORLD FUND

Ticker: GSW	CUSIP: 68003W 103
Intraday NAV Ticker: GSW.IV	Underlying Index: FTSE All-World Index (Ticker: AW01)

Investment Objective, Strategies and Risks

Investment Objective:  The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World Index (the “Underlying Index”).

Principal Investment Strategies:  The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index.  The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Underlying Index.  The Underlying Index is a market capitalization weighted index, adjusted based on the free-float of potential index constituents, and designed to track the performance of large-and medium-capitalization companies located in developed and emerging market countries throughout the world.  The Underlying Index is currently comprised of approximately 2,500 stocks, which represent approximately 90-95% of the investable market capitalization in the world. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation.  Because of the practical difficulties and expense of purchasing all of the securities in the Underlying Index, the Fund does not purchase all of the securities in the Underlying Index.  Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective.  Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics.  These include industry weightings, market capitalization and other financial characteristics of securities.  The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund and transaction costs.  The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.  The Fund may also invest in other investment companies and utilize derivative instruments, such as swaps, options, warrants, futures contracts and currency forwards (and participation notes, convertible securities and structured notes), to seek performance that corresponds to the Underlying Index.

Index Methodology:  The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology. The equities included in the Underlying Index are selected annually and are free-float weighted (i.e., weighted based on the shares of a public company that are not held by corporate insiders that are freely tradable in the public market or markets on which a company’s securities are listed).  Equities are also screened to ensure that they meet certain liquidity guidelines to ensure that the Underlying Index is tradable. The number of securities included in the Underlying Index will vary from month to month and may be higher or lower than the historical ranges.  The Underlying Index is adjusted quarterly.  During each quarter, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies.

Index Construction:  The composition of the Underlying Index is determined based on the following criteria:

(1)

The Underlying Index is comprised of companies from countries that must meet the following criteria before they can be included in the Underlying Index:

(a)

Permission for direct equity investment by non-nationals;

(b)

Availability of accurate and timely data;

(c)

Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

2

(d)

The demonstration of significant international investor interest in the local equity market; and

(e)

Existence of adequate liquidity in the market of the relevant country.

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to include companies with a value of at least $100 million.  These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund:  The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Market Trading Risk:  Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk:  The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Foreign Investment Risk:  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Emerging Market or Developing Countries:  Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

3

Investment in equity securities of issuers operating in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain countries and increase the costs and expenses of the Fund. Certain countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Non-Correlation Risk:  The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints.  Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  Because the Fund utilizes a sampling approach or if the Fund utilizes futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Sampling Risk:  The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index.  As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Replication Management Risk:  Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium-Capitalization Company Risk:  Investing in securities of medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Risk of Investing in Depositary Receipts:  The Fund may invest in depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer.  Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt.  These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.  The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United Sates and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  In addition, the Fund’s investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to certain buyers.  The Adviser will determine the liquidity of such investments pursuant to guidelines established by The Trust’s Board of Trustees.  It is possible that depositary receipts purchased by the Fund could have the effect of increasing the level of the Fund’s illiquidity.

4

Licensing, Custody and Settlement Risk: Approval of governmental authorities may be required prior to investing in the securities of companies based in certain countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the Investment Company Act of 1940, as amended (the “1940 Act”), permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Risk of Investment in Other Investment Companies:  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission (the “SEC”), the Fund may acquire shares in other investment companies, including exchange-traded funds (“ETFs”).  The market value of the shares of other investment companies may differ from their NAVs.  In addition, the shares of closed-end investment companies frequently trade at a discount to their NAV.  As an investor in companies, including investment companies, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies.

The securities of other investment companies in which the Fund may invest may be leveraged.  As a result, the Fund may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Risk of Investing in Derivatives:  Derivatives are financial instruments, such as swaps, options, warrants, futures contracts and currency forwards, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index.  The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Moreover, although the value of a derivative is based on an underlying indictor, a derivative does not carry the same rights as would be the case if the Fund invested directly in the underlying securities.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile, and the Fund could lose more than the amount it invests.

Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

Industry Risk:  To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV. These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances. Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

5

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund has not commenced operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Annual Fund Operating Expenses. (1)(2) (expenses that are deducted from the Fund’s assets)
Management Fees	0.125%
Distribution and Service (12b-1) Fees(3)	—%
Other Expenses	0.385%
Total Annual Fund Operating Expenses	0.510%
Expense Waiver and Reimbursements(4)	0.160%
Net Operating Expenses	0.350%

———————

(1)

The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending September 30, 2010.

(2)

Expressed as a percentage of average net assets.

(3)

The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.125% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(4)

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Agreement”), to waive Management Fees and reimburse Other Expenses to the extent necessary to prevent Total Annual Fund Operating Expenses (other than Distribution and Service (12b-1) Fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.35% of average net assets per year (the “Expense Cap”), at least until January 31, 2012.  Pursuant to the Expense Agreement, for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

6

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year*	3 Years*
$36	$128

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 600,000 Shares (each block of 600,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements (called “authorized participants” or “APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard creation transaction fee (the “Creation Transaction Fee”) of $21,500 per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $21,500 for each redemption transaction (regardless of the number of Creation Units involved).** APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $20,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $114,628 if the Creation Unit is redeemed after one year, and $298,090 if the Creation Unit is redeemed after three years.*

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation (“NSCC”), if any, or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

The costs for the one-year example reflect the Expense Cap that is in effect until January 31, 2012, as set forth in the footnotes to the fee table.  The costs for the three year example do not reflect the Expense Cap after such date.

**

See “Creations, Redemptions and Transaction Fees” below.

7

GLOBALSHARES FTSE EMERGING MARKETS FUND

Ticker: GSR	CUSIP: 68003W 202
Intraday NAV Ticker: GSR.IV	Underlying Index: FTSE Emerging Markets Index (Ticker: AG01)

Investment Objective, Strategies and Risks

Investment Objective:  The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Emerging Markets Index (the “Underlying Index”).

Principal Investment Strategies:  The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index.  The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Underlying Index. The Underlying Index is a market capitalization index, adjusted based on the free-float of potential index constituents, and designed to measure the performance of large-, medium-and small-capitalization companies located in emerging market countries throughout the world. Emerging markets generally include all countries in the world except for Australia, Austria, Belgium/Luxembourg, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The Underlying Index is currently comprised of approximately 700 stocks, which represent approximately 90% of the investable market capitalization in emerging markets. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation.  Because of the practical difficulties and expense of purchasing all of the securities in the Underlying Index, the Fund does not purchase all of the securities in the Underlying Index.  Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective.  Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics.  These include industry weightings, market capitalization and other financial characteristics of securities.  The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund and transaction costs.  The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.  The Fund may also invest in other investment companies and utilize derivative instruments, such as swaps, options, warrants, futures contracts and currency forwards (and participation notes, convertible securities and structured notes), to seek performance that corresponds to the Underlying Index.

Index Methodology:  The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology.  The equities included in the Underlying Index are selected annually and are free-float weighted (i.e., weighted based on the shares of a public company that are not held by corporate insiders that are freely tradable in the public market or markets on which a company’s securities are listed).  Equities are also screened to ensure that they meet certain liquidity guidelines to ensure that the Underlying Index is tradable.   The number of securities included in the Underlying Index will vary from month to month and may be higher or lower than the historical ranges.  The Underlying Index is adjusted twice per year.  During each period, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies.

Index Construction:  The composition of the Underlying Index is determined based on the following criteria:

(1)

The Underlying Index is comprised of companies from emerging market countries that must meet the following criteria before they can be included in the Underlying Index:

(a)

Permission for direct equity investment by non-nationals;

(b)

Availability of accurate and timely data;

8

(c)

Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d)

The demonstration of significant international investor interest in the local equity market; and

(e)

Existence of adequate liquidity in the market of the relevant country.

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to include companies with a value of at least $100 million. These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund:  The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Market Trading Risk:  Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk:  The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Foreign Investment Risk:  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Emerging Market or Developing Countries:  Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

9

Investment in equity securities of issuers operating in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain countries and increase the costs and expenses of the Fund. Certain countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Non-Correlation Risk:  The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints.  Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  Because the Fund utilizes a sampling approach or if the Fund utilizes futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Sampling Risk:  The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index.  As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Replication Management Risk:  Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small and Medium-Capitalization Company Risk:  Investing in securities of small and medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small- and medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Risk of Investing in Depositary Receipts:  The Fund may invest in depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer.  Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt.  These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.  The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United Sates and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  In addition, the Fund’s investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to certain buyers.  The Adviser will determine the liquidity of such investments pursuant to guidelines established by The Trust’s Board of Trustees.  It is possible that depositary receipts purchased by the Fund could have the effect of increasing the level of the Fund’s illiquidity.

10

Licensing, Custody and Settlement Risk: Approval of governmental authorities may be required prior to investing in the securities of companies based in certain countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the Investment Company Act of 1940, as amended (the “1940 Act”), permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Risk of Investment in Other Investment Companies:  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission (the “SEC”), the Fund may acquire shares in other investment companies, including exchange-traded funds (“ETFs”).  The market value of the shares of other investment companies may differ from their NAVs.  In addition, the shares of closed-end investment companies frequently trade at a discount to their NAV.  As an investor in companies, including investment companies, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies.

The securities of other investment companies in which the Fund may invest may be leveraged.  As a result, the Fund may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Risk of Investing in Derivatives:  Derivatives are financial instruments, such as swaps, options, warrants, futures contracts and currency forwards, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index.  The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Moreover, although the value of a derivative is based on an underlying indictor, a derivative does not carry the same rights as would be the case if the Fund invested directly in the underlying securities.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated.  Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator.  Derivative transactions can create investment leverage, may be highly volatile, and the Fund could lose more than the amount it invests.

Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

Industry Risk:  To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

11

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund has not commenced operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Annual Fund Operating Expenses. (1)(2) (expenses that are deducted from the Fund’s assets)
Management Fees	0.125%
Distribution and Service (12b-1) Fees (3)	—%
Other Expenses	0.435%
Total Annual Fund Operating Expenses	0.560%
Expense Waiver and Reimbursements (4)	0.170%
Net Operating Expenses	0.390%

———————

(1)

The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending September 30, 2010.

(2)

Expressed as a percentage of average net assets.

(3)

The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.125% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(4)

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Agreement”), to waive Management Fees and reimburse Other Expenses to the extent necessary to prevent Total Annual Fund Operating Expenses (other than Distribution and Service (12b-1) Fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.39% of average net assets per year (the “Expense Cap”), at least until January 31, 2012. Pursuant to the Expense Agreement, for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

12

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year*	3 Years*
$40	$141

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 600,000 Shares (each block of 600,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $22,000 per transaction (regardless of the number of Creation Units involved).** An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $22,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $15,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $103,848 if the Creation Unit is redeemed after one year, and $255,150 if the Creation Unit is redeemed after three years.*

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

The costs for the one-year example reflect the Expense Cap that is in effect until January 31, 2012, as set forth in the footnotes to the fee table.  The costs for the three year example do not reflect the Expense Cap after such date.

**

See “Creations, Redemptions and Transaction Fees” below.

13

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND

Ticker: GSZ	CUSIP: 68003W 301
Intraday NAV Ticker: GSZ.IV	Underlying Index: FTSE All-Cap Asia Pacific ex Japan Index (Ticker: G07)

Investment Objective, Strategies and Risks

Investment Objective:  The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All Cap Asia Pacific ex Japan Index (the “Underlying Index”).

Principal Investment Strategies:  The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index.  The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Underlying Index. The Underlying Index is comprised of approximately 1,775 stocks, which represent  approximately 98% of the investable market capitalization in the Asia Pacific region, excluding Japan. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Underlying Index, the Fund does not purchase all of the securities in the Underlying Index.  Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective.  Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics.  These include industry weightings, market capitalization and other financial characteristics of securities.  The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund and transaction costs.  The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.  The Fund may also invest in other investment companies and utilize derivative instruments, such as swaps, options, warrants, futures contracts and currency forwards (and participation notes, convertible securities and structured notes), to seek performance that corresponds to the Underlying Index.

Index Methodology:  The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology.  The equities included in the Underlying Index are selected annually and are free-float weighted (i.e., weighted based on the shares of a public company that are not held by corporate insiders that are freely tradable in the public market or markets on which a company’s securities are listed).  Equities are also screened to ensure that they meet certain liquidity guidelines to ensure that the Underlying Index is tradable. The number of securities included in the Underlying Index will vary from month to month and may be higher or lower than the historical ranges.  The Underlying Index is adjusted annually.  During each year, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies.

Index Construction: The composition of the Underlying Index is determined based on the following criteria:

(1)

The Underlying Index is comprised of companies from countries in the Asia Pacific region (excluding Japan) that must meet the following criteria before they can be included in the Underlying Index:

(a)

Permission for direct equity investment by non-nationals;

(b)

Availability of accurate and timely data;

(c)

Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d)

The demonstration of significant international investor interest in the local equity market; and

(e)

Existence of adequate liquidity in the market of the relevant country.

14

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to include companies with a value of at least $100 million.  These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund:  The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Market Trading Risk:  Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk:  The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Foreign Investment Risk:  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns. The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Asia Pacific Companies:  The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, certain countries in the Asia Pacific region in which the Fund may invest are large debtors to commercial banks and foreign governments. The current economic crisis has reduced the willingness of certain lenders to extend credit to these Asia Pacific countries and have made it more difficult for such borrowers to obtain financing on attractive terms or at all. These developments may also have a negative effect on the broader economy of such Asia Pacific countries, including issuers in which the Fund may invest. Due to heavy reliance on international trade, a decrease in demand, due to recession or otherwise, in the United States, Europe or Asia would adversely affect economic performance in the region.

Investment in equity securities of issuers operating in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain countries and increase the costs and expenses of the Fund. Certain countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

15

Non-Correlation Risk:  The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints.  Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  Because the Fund utilizes a sampling approach or if the Fund utilizes futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Sampling Risk:  The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index.  As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Replication Management Risk:  Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Small- and Medium-Capitalization Company Risk:  Investing in securities of small- and medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small- and medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Risk of Investing in Depositary Receipts:  The Fund may invest in depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer.  Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt.  These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.  The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United Sates and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  In addition, the Fund’s investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to certain buyers.  The Adviser will determine the liquidity of such investments pursuant to guidelines established by The Trust’s Board of Trustees.  It is possible that depositary receipts purchased by the Fund could have the effect of increasing the level of the Fund’s illiquidity.

Licensing, Custody and Settlement Risk: Approval of governmental authorities may be required prior to investing in the securities of companies based in certain countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the Investment Company Act of 1940, as amended (the “1940 Act”), permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets

16

held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Risk of Investment in Other Investment Companies:  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission (the “SEC”), the Fund may acquire shares in other investment companies, including exchange-traded funds (“ETFs”).  The market value of the shares of other investment companies may differ from their NAVs.  In addition, the shares of closed-end investment companies frequently trade at a discount to their NAV.  As an investor in companies, including investment companies, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies.

The securities of other investment companies in which the Fund may invest may be leveraged.  As a result, the Fund may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Risk of Investing in Derivatives:  Derivatives are financial instruments, such as swaps, options, warrants, futures contracts and currency forwards, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index.  The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Moreover, although the value of a derivative is based on an underlying indictor, a derivative does not carry the same rights as would be the case if the Fund invested directly in the underlying securities.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated.  Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator.  Derivative transactions can create investment leverage, may be highly volatile, and the Fund could lose more than the amount it invests.

Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

Industry Risk:  To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not commenced operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

17

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Annual Fund Operating Expenses. (1)(2) (expenses that are deducted from the Fund’s assets)
Management Fees	0.125%
Distribution and Service (12b-1) Fees (3)	—%
Other Expenses	0.405%
Total Annual Fund Operating Expenses	0.530%
Expense Waiver and Reimbursements (4)	0.030%
Net Operating Expenses	0.500%

———————

(1)

The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending September 30, 2010.

(2)

Expressed as a percentage of average net assets.

(3)

The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.125% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(4)

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Agreement”), to waive Management Fees and reimburse Other Expenses to the extent necessary to prevent Total Annual Fund Operating Expenses (other than Distribution and Service (12b-1) Fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.50% of average net assets per year (the “Expense Cap”), at least until January 31, 2012.  Pursuant to the Expense Agreement, for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

18

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year*	3 Years*
$51	$163

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 600,000 Shares (each block of 600,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only APs can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $30,500 per transaction (regardless of the number of Creation Units involved).** An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $30,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $20,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $163,250 if the Creation Unit is redeemed after one year, and $386,861 if the Creation Unit is redeemed after three years.*

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

The costs for the one-year example reflect the Expense Cap that is in effect until January 31, 2012, as set forth in the footnotes to the fee table. The costs for the three year example do not reflect the Expense Cap after such date.

**

See “Creations, Redemptions and Transaction Fees” below.

19

GLOBALSHARES FTSE ALL-WORLD EX US FUND

Ticker: GSO	CUSIP: 68003W 400
Intraday NAV Ticker: GSO.IV	Underlying Index: FTSE All-World ex US Index (Ticker: AW02)

Investment Objective, Strategies and Risks

Investment Objective:  The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World ex US Index (the “Underlying Index”).

Principal Investment Strategies:  The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index.  The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Underlying Index.  The Underlying Index is a market capitalization weighted index, adjusted based on the free-float of potential index constituents, and designed to track the performance of large-and medium-capitalization companies located in developed and emerging market countries throughout the world, excluding the United States.  The Underlying Index is currently comprised of approximately 2,200 stocks, which represent approximately 98% of the investable market capitalization in the world, excluding the United States. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Underlying Index, the Fund does not purchase all of the securities in the Underlying Index.  Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective.  Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics.  These include industry weightings, market capitalization and other financial characteristics of securities.  The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund and transaction costs.  The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may also invest in other investment companies and utilize derivative instruments, such as swaps, options, warrants, futures contracts and currency forwards (and participation notes, convertible securities and structured notes), to seek performance that corresponds to the Underlying Index.

Index Methodology:  The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology.  The equities included in the Underlying Index are selected annually and are free-float weighted (i.e., weighted based on the shares of a public company that are not held by corporate insiders that are freely tradable in the public market or markets on which a company’s securities are listed).  Equities are also screened to ensure that they meet certain liquidity guidelines to ensure that the Underlying Index is tradable.  The number of securities included in the Underlying Index will vary from month to month and may be higher or lower than the historical ranges.  The Underlying Index is adjusted quarterly. During each quarter, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies.

Index Construction:  The composition of the Underlying Index is determined based on the following criteria:

(1)

The Underlying Index is comprised of companies from countries (excluding the United States) that must meet the following criteria before they can be included in the Underlying Index:

(a)

Permission for direct equity investment by non-nationals;

(b)

Availability of accurate and timely data;

(c)

Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d)

The demonstration of significant international investor interest in the local equity market; and

20

(e)

Existence of adequate liquidity in the market of the relevant country.

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to include companies with a value of at least $100 million.  These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund:  The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Market Trading Risk:  Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk:  The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Foreign Investment Risk:  Investments in the securities of non U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Risks of Investing in Emerging Market or Developing Countries:  Investments in the securities of issuers in emerging market countries involve risks not associated with investments in the securities of issuers in developed countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. There may be less information publicly available with regard to emerging market issuers and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to U.S. issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which U.S. issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders in U.S. issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

21

Investment in equity securities of issuers operating in certain countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain countries and increase the costs and expenses of the Fund. Certain countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Non-Correlation Risk:  The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Fund may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Fund may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints.  Liquidity constraints may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  Because the Fund utilizes a sampling approach or if the Fund utilizes futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Sampling Risk:  The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index.  As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Replication Management Risk:  Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Medium-Capitalization Company Risk:  Investing in securities of medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Risk of Investing in Depositary Receipts:  The Fund may invest in depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer.  Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt.  These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.  The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United Sates and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  In addition, the Fund’s investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to certain buyers.  The Adviser will determine the liquidity of such investments pursuant to guidelines established by The Trust’s Board of Trustees.  It is possible that depositary receipts purchased by the Fund could have the effect of increasing the level of the Fund’s illiquidity.

22

Licensing, Custody and Settlement Risk: Approval of governmental authorities may be required prior to investing in the securities of companies based in certain countries. Delays in obtaining such an approval would delay investments in the particular country, and, as a consequence, the Fund may not be able to invest in all of the securities included in the Underlying Index while an approval is pending. Rules adopted under the Investment Company Act of 1940, as amended (the “1940 Act”), permit a fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Settlement systems in emerging markets may be less well organized than in developed markets. Thus there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws of certain countries in which the Fund invests, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares.

Risk of Investment in Other Investment Companies:  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission (the “SEC”), the Fund may acquire shares in other investment companies, including exchange-traded funds (“ETFs”).  The market value of the shares of other investment companies may differ from their NAVs.  In addition, the shares of closed-end investment companies frequently trade at a discount to their NAV.  As an investor in companies, including investment companies, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies.

The securities of other investment companies in which the Fund may invest may be leveraged.  As a result, the Fund may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Risk of Investing in Derivatives:  Derivatives are financial instruments, such as swaps, options, warrants, futures contracts and currency forwards, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index.  The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Moreover, although the value of a derivative is based on an underlying indictor, a derivative does not carry the same rights as would be the case if the Fund invested directly in the underlying securities.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated.  Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator.  Derivative transactions can create investment leverage, may be highly volatile, and the Fund could lose more than the amount it invests.

Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

Industry Risk:  To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

23

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not commenced operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing and selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Annual Fund Operating Expenses. (1)(2) (expenses that are deducted from the Fund’s assets)
Management Fees	0.125%
Distribution and Service (12b-1) Fees (3)	—%
Other Expenses	0.395%
Total Annual Fund Operating Expenses	0.520%
Expense Waiver and Reimbursements (4)	0.170%
Net Operating Expenses	0.350%

———————

(1)

The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending September 30, 2010.

(2)

Expressed as a percentage of average net assets.

(3)

The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.125% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(4)

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Agreement”), to waive Management Fees and reimburse Other Expenses to the extent necessary to prevent Total Annual Fund Operating Expenses (other than Distribution and Service (12b-1) Fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.35% of average net assets per year (the “Expense Cap”), at least until January 31, 2012.  Pursuant to the Expense Agreement, for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

24

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year*	3 Years*
$36	$128

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 600,000 Shares (each block of 600,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $28,000 per transaction (regardless of the number of Creation Units involved).** An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $28,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $20,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $127,628 if the Creation Unit is redeemed after one year, and $312,639 if the Creation Unit is redeemed after three years.*

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

The costs for the one-year example reflect the Expense Cap that is in effect until January 31, 2012, as set forth in the footnotes to the fee table.  The costs for the three year example do not reflect the Expense Cap after such date.

See “Creations, Redemptions and Transaction Fees” below.

25

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND

Ticker: GSD	CUSIP: 68003W 509
Intraday NAV Ticker: GSD.IV	Underlying Index: FTSE Developed ex US Index (Ticker: AD02)

Investment Objective, Strategies and Risks

Investment Objective:  The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Developed ex US Index (the “Underlying Index”).

Principal Investment Strategies:  The Fund will normally invest at least 80% of its total assets in securities that comprise the Underlying Index (which may include depository receipts representing such securities) and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities in the Underlying Index.  The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Underlying Index.  The Underlying Index is designed to track the performance of large-and medium-capitalization companies providing coverage of developed markets, excluding the United States. The following countries are classified by the Index Provider (defined below) as developed countries: Australia, Austria, Belgium/Luxembourg, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The Underlying Index is currently comprised of approximately 1,400 stocks, which represent approximately 90% of the investable market capitalization in developed countries, excluding the United States. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Underlying Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would represent perfect correlation. Because of the practical difficulties and expense of purchasing all of the securities in the Underlying Index, the Fund does not purchase all of the securities in the Underlying Index.  Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund and transaction costs. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.  The Fund may also invest in other investment companies and utilize derivative instruments, such as swaps, options, warrants, futures contracts and currency forwards (and convertible securities and structured notes), to seek performance that corresponds to the Underlying Index.

Index Methodology:  The constituents of the Underlying Index are selected by FTSE International Limited (“FTSE” or the “Index Provider”) pursuant to a proprietary methodology.  The equities included in the Underlying Index are selected annually and are free-float weighted (i.e., weighted based on the shares of a public company that are not held by corporate insiders that are freely tradable in the public market or markets on which a company’s securities are listed). Equities are also screened to ensure that they meet certain liquidity guidelines to ensure that the Underlying Index is tradable.  The number of securities included in the Underlying Index will vary from month to month and may be higher or lower than the historical ranges.  The Underlying Index is adjusted quarterly. During each quarter, the number of equity securities may decrease as the common stocks are either delisted or not actively traded for any reason including, but not limited to, mergers, acquisitions and bankruptcies.

Index Construction:  The composition of the Underlying Index is determined based on the following criteria:

(1)

The Underlying Index is comprised of companies from developed countries (excluding the United States) that must meet the following criteria before they can be included in the Underlying Index:

(a)

Permission for direct equity investment by non-nationals;

(b)

Availability of accurate and timely data;

26

(c)

Non-existence of any significant exchange controls which would prevent the timely repatriation of capital or dividends;

(d)

The demonstration of significant international investor interest in the local equity market; and

(e)

Existence of adequate liquidity in the market of the relevant country.

(2)

Once the countries comprising the Underlying Index are established, all companies in a region are ranked by market capitalization and the top 98% of the companies comprising the total market capitalization are selected in order to establish a regional universe.

(3)

Once the regional universe is selected, the index universe is selected to include companies with a value of at least $100 million.  These companies are then screened and tested to ensure they meet the liquidity requirements and that they are fully free float adjusted.

Principal Risks of Investing in the Fund:  The following specific risk factors have been identified for the Fund.  See also the section on “Additional Risks” for other risk factors.

Market Trading Risk:  Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

Market Risk:  The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices.  Overall stock values could decline generally or could underperform other investments.

Foreign Investment Risk:  Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.  These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability.  As the Fund will invest in securities denominated in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s returns.  The values of the currencies of the countries in which the Fund may invest may be subject to a high degree of fluctuation due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments.  Therefore, the Fund’s exposure to foreign currencies may result in reduced returns to the Fund.  Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available.  Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.  In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Non-Correlation Risk:  The Fund’s return may not match the return of the Underlying Index for a number of reasons.  For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  Because the Fund utilizes a sampling approach or if the Fund utilizes futures or other derivative positions, its return may not correlate as well with the return of the Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Sampling Risk:  The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Underlying Index.  As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Replication Management Risk:  Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

27

Medium-Capitalization Company Risk:  Investing in securities of medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Risk of Investing in Depositary Receipts:  The Fund may invest in depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer.  Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt.  These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation.  The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United Sates and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.  In addition, the Fund’s investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to certain buyers.  The Adviser will determine the liquidity of such investments pursuant to guidelines established by The Trust’s Board of Trustees.  It is possible that depositary receipts purchased by the Fund could have the effect of increasing the level of the Fund’s illiquidity.

Risk of Investment in Other Investment Companies:  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the Securities and Exchange Commission (the “SEC”), the Fund may acquire shares in other investment companies, including exchange-traded funds (“ETFs”).  The market value of the shares of other investment companies may differ from their NAVs.  In addition, the shares of closed-end investment companies frequently trade at a discount to their NAV.  As an investor in companies, including investment companies, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies.

The securities of other investment companies in which the Fund may invest may be leveraged.  As a result, the Fund may be indirectly exposed to leverage through an investment in such securities.  An investment in securities of other investment companies that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Risk of Investing in Derivatives:  Derivatives are financial instruments, such as swaps, options, warrants, futures contracts and currency forwards, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index.  The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments.  Moreover, although the value of a derivative is based on an underlying indictor, a derivative does not carry the same rights as would be the case if the Fund invested directly in the underlying securities.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or as a result of the counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated.  Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator.  Derivative transactions can create investment leverage, may be highly volatile, and the Fund could lose more than the amount it invests.

Many derivative transactions are entered into “over the counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time.

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Industry Risk:  To the extent that the Fund’s investments are concentrated within any one industry, or group of related industries, any factors detrimental to the performance of such industry will disproportionately impact the Fund’s NAV.  These detrimental factors may include additional governmental regulation, including the increased cost of compliance, inflation, an increase in the cost of raw materials, an increase in interest rates and technological advances.  Investments focused in a particular industry are subject to greater risk, and are more greatly impacted by market volatility, than more diversified investments.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

How the Fund Has Performed

The Fund had not commenced operations as of the date of this Prospectus, and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing and selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Annual Fund Operating Expenses. (1)(2) (expenses that are deducted from the Fund’s assets)
Management Fees	0.125%
Distribution and Service (12b-1) Fees (3)	—%
Other Expenses	0.355%
Total Annual Fund Operating Expenses	0.480%
Expense Waiver and Reimbursements (4)	0.130%
Net Operating Expenses	0.350%

———————

(1)

The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending September 30, 2010.

(2)

Expressed as a percentage of average net assets.

(3)

The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.125% per annum of the Fund’s average daily net assets.  However, no such fee is currently paid by the Fund.

(4)

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Agreement”), to waive Management Fees and reimburse Other Expenses to the extent necessary to prevent Total Annual Fund Operating Expenses (other than Distribution and Service (12b-1) Fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.35% of average net assets per year (the “Expense Cap”), at least until January 31, 2012.  Pursuant to the Expense Agreement, for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

*

See “Creation Transaction Fees and Redemption Transaction Fees” below.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year*	3 Years*
$36	$125

Creation Transaction Fees and Redemption Transaction Fees

The Fund will issue and redeem Shares at NAV only in large blocks of 600,000 Shares (each block of 600,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only APs can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $16,500 per transaction (regardless of the number of Creation Units involved).** An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $16,500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $15,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $86,721 if the Creation Unit is redeemed after one year, and $220,163 if the Creation Unit is redeemed after three years.*

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC, if any, or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The Creation Transaction Fee, Redemption Transaction Fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

———————

*

The costs for the one-year example reflect the Expense Cap that is in effect until January 31, 2012, as set forth in the footnotes to the fee table.  The costs for the three year example do not reflect the Expense Cap after such date.

**

See “Creations, Redemptions and Transaction Fees” below.

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ADDITIONAL INVESTMENT STRATEGIES

Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), other investment companies, participation notes,convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), swaps and in options and futures contracts. Participation notes, swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows.  The Funds will not invest in forward currency contracts and money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval.  Certain fundamental policies of the Funds are set forth in the SAI under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities.  In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable.  In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules.  There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.  Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of  NAV

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time.  However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Each Fund may engage in lending its portfolio securities to certain borrowers. Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

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PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI under “Additional Information Concerning the Trust”.

MANAGEMENT OF THE FUNDS

Investment Adviser

The Adviser is a registered investment adviser with its offices at Grayston Ridge Office Park First Floor, Block A Sandton, South Africa 2196.  The Adviser, a boutique firm within Old Mutual Investment Group (South Africa) (Proprietary) Limited with combined assets under management of approximately US$5.2 billion as of August 31, 2009, serves as the investment adviser to the Trust.  The Adviser is newly registered as an investment adviser in the United States, but has a seven year record of managing index-based products to track South African equity markets using the FTSE benchmarks.

The Adviser has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an investment advisory agreement (the “Advisory Agreement”), each Fund pays the Adviser an advisory fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.125% of each Fund’s average daily net assets.

In addition to advisory fees, each Fund pays all other costs and expenses of its operations, including but not limited to index licensing fees, administration and custodian fees, costs related to independent trustees, legal and independent registered public accounting firm fees, the costs of reports and proxies to shareholders.

The Adviser has contractually agreed, pursuant to a separate agreement (the “Expense Agreement”), to waive advisory fees and reimburse other Fund expenses to the extent necessary to prevent the expenses of each Fund (other than distribution and service (12b-1) fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses)  from exceeding the percentage of average net assets per year of each Fund, as set forth in the table below (the “Expense Cap”), at least until January 31, 2012.

Fund	Expense Cap
GlobalShares FTSE All-World Fund	0.35%
GlobalShares FTSE Emerging Markets Fund	0.39%
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	0.50%
GlobalShares FTSE All-World ex US Fund	0.35%
GlobalShares FTSE Developed Countries ex US Fund	0.35%

Pursuant to the Expense Agreement, for a period of five years subsequent to each Fund’s commencement of operations, the Adviser may recover from each Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

Approval of Investment Advisory Agreement

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement will be available in the semi-annual report to shareholders for the period ending March 31, 2010.

Portfolio Managers

Investment decisions for the Funds are made by investment management teams at the Adviser. The following individuals are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios:

Loftie Botha

Mr. Botha, a registered portfolio manager with the South African Financial Services Board, joined the Adviser in May 2006. As Chief Investment Officer, he is responsible for the Adviser’s portfolio management activities and has a keen interest in enhanced indexation and absolute return funds. Mr. Botha started his career as an engineer, moving into the asset management industry in 1994 as an industrial analyst with the Mines Pension Fund. He joined

32

ABSA Asset Management in 1998 where he managed the ABSA General Equity Fund. Prior to joining the Adviser, he was a senior portfolio manager at Huysamer Capital Investments.

Anver Dollie

Mr. Dollie, a registered portfolio manager with the South African Financial Services Board, is a Fund Manager for the Adviser, a position that he has held for the last two years.  Previously Mr. Dollie was employed by Old Mutual Asset Managers and, during his eight year tenure; he performed a number of roles.  He began as an Investment Project Specialist, was promoted to Cash Management Specialist, Custodian Relationship Specialist and then to the role of 3rd Party Investment Chief Operating Officer. Mr. Dollie holds a Chartered Institute of Secretaries and Administrators Certificate.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units.  See “Creations, Redemptions and Transaction Fees.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The Funds’ Shares have been approved for listing, subject to notice of issuance, on NYSE Arca under the following symbols:

Fund	Trading Symbol
GlobalShares FTSE All-World Fund	GSW
GlobalShares FTSE Emerging Markets Fund	GSR
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	GSZ
GlobalShares FTSE All-World ex US Fund	GSO
GlobalShares FTSE Developed Countries ex US Fund	GSD

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 600,000 Shares and only if they have entered into an authorized participant agreement with the principal underwriter and the transfer agent, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

33

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every 15 seconds.  This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Board of Trustees (the “Board”) has evaluated the risks of market timing activities by the Trust’s shareholders. The Board noted that each Fund’s Shares can only be purchased and redeemed directly from each Fund in Creation Units by APs and that the vast majority of trading in each Fund’s Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely that secondary market trading would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in each Fund’s trading costs and the realization of capital gains. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes fixed transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by each Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of each Fund’s Shares.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.  Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.  For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the  SAI.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.” The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the NSCC immediately prior to the opening of business each day of NYSE Arca. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units.  All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than the close of regular trading on the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m., Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the SAI, the order must be received by the Distributor no later than 3:00 p.m. New York time.  A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.  See “Creation and Redemption of Creation Unit Aggregations” in the  SAI.

34

A fixed Creation Transaction Fee is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  The following are the applicable Creation Transaction Fees:

Fund	Creation Transaction Fee
GlobalShares FTSE All-World Fund	$21,500
GlobalShares FTSE Emerging Markets Fund	$22,000
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	$30,500
GlobalShares FTSE All-World ex US Fund	$28,000
GlobalShares FTSE Developed Countries ex US Fund	$16,500

An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See “Creation and Redemption of Creation Unit Aggregations” in the SAI.  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities.  See “Creation and Redemption of Creation Unit Aggregations” in the  SAI.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the  SAI.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day of NYSE Arca, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.  Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the Distributor of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes.  Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the  SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the Distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the SAI, the order must be received by the Distributor no later than 3:00 p.m. New York time.

35

A fixed Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  The following are the applicable Redemption Transaction Fees:

Fund	Redemption Transaction Fee
GlobalShares FTSE All-World Fund	$21,500
GlobalShares FTSE Emerging Markets Fund	$22,000
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	$30,500
GlobalShares FTSE All-World ex US Fund	$28,000
GlobalShares FTSE Developed Countries ex US Fund	$16,500

An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash.  Each Fund reserves the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request.  See “Creation and Redemption of Creation Unit Aggregations” in the  SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly.  Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares, only if the broker through whom you purchased Shares makes such option available.

Distribution Plan and Service Plan

The Board of Trustees of the Trust has adopted a distribution and services plan (the ‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.125% of its average daily net assets each year.

No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.  However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund.  By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements.  Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA.  The net income attributable to the Shares will be reduced by the amount of distribution fees and service fees and other expenses of the Funds.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•

Your Fund makes distributions,

•

You sell your Shares listed on NYSE Arca, and

•

You purchase or redeem Creation Units.

36

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid quarterly.  Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund.  Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.  Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.  A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Foreign Income Taxes

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations.  If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund’s foreign income taxes, but the shareholder must include an equal amount in gross income.  See the SAI section “Taxes.”

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice.  You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.  For more information, please see the SAI section “Taxes.”

37

NET ASSET VALUE

The Bank of New York Mellon (“BNYM”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily. The approximate value of Shares of the applicable Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund’s portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Money market securities maturing in 60 days or less will be valued at amortized cost. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

FUND SERVICE PROVIDERS

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares.  The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds.

The Distributor, FCS and FMS are not affiliated with the Adviser or with BNYM or its affiliates. The Distributor, FCS, FMS and their officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.

BNYM is the administrator of the Funds.

BNYM is also custodian and fund accounting and transfer agent for the Funds.

Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, serves as legal counsel to the Funds.

KPMG LLP, 99 High Street, Boston, MA 02110 , serves as the Funds’ independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

38

INDEX PROVIDER

The FTSE Group is the Index Provider for the GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund and the Underlying Indexes are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

“FTSE®” is a trademark of the Exchange and the FT RAFI Fundamentals Weighted and “Fundamental Index” are trademarks of Research Affiliates and all such trademarks are used by FTSE under license.

Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
GlobalShares FTSE All-World Fund	FTSE All-World Index
GlobalShares FTSE Emerging Markets Fund	FTSE Emerging Markets Index
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	FTSE All-Cap Asia Pacific ex Japan Index
GlobalShares FTSE All-World ex US Fund	FTSE All-World ex US Index
GlobalShares FTSE Developed Countries ex US Fund	FTSE Developed ex US Index

DISCLAIMERS

The GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), by the London Stock Exchange Plc (the “Exchange”), The Financial Times Limited (“FT”) or by Research Affiliated LLC (“RA”) (collectively the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE All-World Index, FTSE Emerging Index, FTSE Global All Cap Asia Pacific ex Japan Index, FTSE All-World ex US Index and FTSE Developed ex US Index (the “Underlying Indexes”) and/or the figure at which the said Underlying Indexes stand at any particular time on any particular day or otherwise.  The Underlying Indexes are complied and calculated by FTSE in conjunction with RA.  None of the Licensor Parties shall be under any obligation to advise any person of any error therein.

None of the Funds are sponsored, endorsed, sold or promoted by FTSE, and FTSE does not make any representation regarding the advisability of investing in Shares of these Funds.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly.  As the Index Provider, FTSE’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE  and the Underlying Indexes.

The Shares of the Funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) and neither FTSE nor Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Indexes and/or the figure at which the said Underlying Indexes stand at any particular time on any particular day or otherwise.  The Underlying Indexes are compiled and calculated by FTSE.  However, neither FTSE nor the Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Indexes and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trademark of the Exchange and FT and is used by the Adviser under license.  The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares.  FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indexes. FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto.  FTSE has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.  FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein. FTSE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of

39

the Underlying Indexes, trading based on the Underlying Indexes, any data included therein in connection with the Funds or for any other use.  FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein, the Funds, the Trust or the Shares except as set forth in the respective license agreements with the Adviser.  Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds.  Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

OTHER INFORMATION

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

40

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds’ SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports, to shareholders, when available.  In each Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Write:

Old Mutual Global Shares Trust

10 High Street, Suite 302

Boston, MA 02110

Call:

1-888-OMG-XTUS (1-888-664-9887)

Visit:

www.GlobalSharesETF.com

Information about the Funds (including the SAI) can be reviewed and copied at the  SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1 202 551 8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC’s Public Reference Section, Washington, D.C. 20549.  The Trust’s registration number under the 1940 Act is 811-22304.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information.  Read and keep the Prospectus for future reference.

Distributor

Foreside Fund Services, LLC

http://www.foreside.com

Investment Company Act File No. 811-22304

41

Investment Company Act File No. 811-22304

Old Mutual Global Shares Trust (the “Trust”)

Statement of Additional Information

Dated November 19, 2009

This Statement of Additional Information (“SAI”) is not a prospectus. With respect to each of the Trust’s series portfolios listed below, this SAI should be read in conjunction with the Prospectus dated November 19, 2009, as it may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker

GlobalShares FTSE All-World Fund	NYSE Arca, Inc.	GSW

GlobalShares FTSE Emerging Markets Fund	NYSE Arca, Inc.	GSR

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	NYSE Arca, Inc.	GSZ

GlobalShares FTSE All-World ex US Fund	NYSE Arca, Inc.	GSO

GlobalShares FTSE Developed Countries ex US Fund	NYSE Arca, Inc.	GSD

Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.

Table of Contents

Page

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

1

EXCHANGE LISTING AND TRADING

1

INVESTMENT RESTRICTIONS AND POLICIES

2

INVESTMENT POLICIES AND RISKS

3

MANAGEMENT

8

BROKERAGE TRANSACTIONS

16

ADDITIONAL INFORMATION CONCERNING THE TRUST

17

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

19

TAXES

47

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

49

DETERMINATION OF NAV

50

DIVIDENDS AND DISTRIBUTIONS

51

MISCELLANEOUS INFORMATION

51

FINANCIAL STATEMENTS

52

i

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 5, 2008 and is authorized to have multiple series or portfolios.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five portfolios.  This SAI relates to GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund (each a “Fund” and, together, the “Funds”).  All of the Funds are classified as “diversified” funds.  The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The Funds are managed by Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”).

The Funds will offer and issue Shares at NAV (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Indexes (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

The Fund has applied to list its Shares on NYSE Arca, Inc. (“NYSE Arca”) or the“Exchange.” Fund Shares will trade on the Exchange at market prices that may be below, at or above NAV.  The Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 600,000 Shares.  The Trust may raise or lower the number of Shares in a Creation Unit.

All Funds reserve the right to offer a “cash” option for creations and redemptions of Fund Shares.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.  In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in kind creations or redemptions.  In all cases, such fees will be limited, in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Indexes is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the GlobalShares FTSE All-World Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World Index (the “Underlying Index”).

The investment objective of the GlobalShares FTSE Emerging Markets Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of an equity index called the FTSE Emerging Markets Index (the “Underlying Index”).

The investment objective of the GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the equity index called the FTSE All Cap Asia Pacific ex Japan Index (the “Underlying Index”).

The investment objective of the GlobalShares FTSE All-World ex US Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE All-World ex US Index (the “Underlying Index”).

The investment objective of the GlobalShares FTSE Developed Countries ex US Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of the equity index called the FTSE Developed ex US Index (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board of Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (9) below.  Except as noted in the prior sentence, each Fund, as a fundamental policy, may not:

(1)

As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)

As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3)

Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund tracks concentrates in an industry or group of industries.  This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)

Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(5)

Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 (the “Securities Act”) in connection with the purchase and sale of portfolio securities.

(6)

Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33⅓% of the value of the Fund’s total assets.

(7)

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(8)

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(9)

Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.”  As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval.  Each Fund may not:

(1)

Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)

Purchase securities on margin, except that the Fund may obtain such short term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)

Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)

Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)

Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of each Fund’s investment policies and the risks associated with an investment in the Funds is contained in the Prospectus in the sections entitled “Principal Investment Strategies” and “Principal Risks of Investing in the Fund” applicable to each Fund and the “Additional Investment Strategies” and “Additional Risks” sections of the Prospectus.  The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares).  Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than holders of preferred stock and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stock.  Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stock which typically has a liquidation preference and which may have stated optional or mandatory redemption provisions, common stock has neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Correlation and Tracking Error.  Correlation measures the degree of association between the returns of a Fund and its Underlying Index.  Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would indicate perfect correlation.  Correlation is calculated at each Fund’s fiscal year end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one year period or since inception if the Fund has been in existence for less than one year.  Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two.  Tracking error means the variation between each Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation.  Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

Loans of Portfolio Securities.  Each Fund may lend its investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  These loans cannot exceed 33⅓% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board of Trustees, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark to market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements.  Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”).  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked to market daily.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.  Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund.  The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets.  The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments.  Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which each Fund may invest include:  (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime 1” by Moody’s Investors Service, Inc. or “A 1+” or “A 1” by Standard & Poor’s, a division of The McGraw Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short term negotiable obligations of commercial banks.  Time deposits are non negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies.  Each Fund, may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions:  (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Real Estate Investment Trusts (“REITs”). Each Fund may invest in the securities of REITs, which pool investors’ funds for investments primarily in commercial real estate properties, to the extent allowed by law.  Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry.  As a shareholder in a REIT, a Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees.  At the same time, a Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs generally invest a majority of their assets in income producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation.  The income producing real estate properties in which equity REITs invest typically include properties such as office, retail industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities.  Equity REITs can realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages.  Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners.  The Funds may invest in both publicly and privately traded REITs.

The Funds could conceivably own real estate directly as a result of a default on the securities it owns.  The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate, including difficulties in valuing and trading real estate, declines in the values of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operated expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended.  Equity and mortgage REITs are dependent upon management skill, are not diversified and are therefore subject to the risk of financing single or a limited number of projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to maintain an exemption from the 1940 Act.  Changes in interest rates may also affect the value of debt securities held by the Funds.  By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Illiquid Securities.  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options.  Each Fund may enter into futures contracts, options and options on futures contracts.  These futures contracts and options will be used to simulate investment in the Underlying Index, to facilitate trading or to reduce transaction costs.  Each Fund will only enter into futures contracts and options on futures contracts that are traded on an exchange.  Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time.  A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time.  The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer, whether or not such option is exercised.  Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase.  Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price.  Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices.  Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made.  Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.  The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator.  Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”).  Therefore, it is not subject to the registration and regulatory requirements of the CEA.  There are no limitations on the extent to which each Fund may engage in non hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectuses and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded).  This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to market.”  At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Risks of Futures and Options Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts.  First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index.  In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited.  Each Fund does not plan to use futures and options contracts in this way.  The risk of a futures position may still be large as traditionally measured due to the low margin deposits required.  In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.  Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index, if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation.  The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.  Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses.  In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”), based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party, based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash, or highly liquid securities, having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

Risks of Swap Agreements.  The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make.  Swap agreements are also subject to the risk that the swap counterparty will default on its obligations.  If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction.  However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the “Investment Advisory Agreement”), is the responsibility of the Board of Trustees.  The Trust currently has four Trustees.  Three Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser.  These are the “non interested” or “independent” Trustees (the “Independent Trustees”).  The other Trustee (the “Management Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below.  The Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser.  As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust’s five portfolios.

Name, Address (1) and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Gerard P. Maus (58)	Trustee	Since 2009	Senior Vice President and Chief Financial Officer, ICMA Retirement Corporation (2004-2009).	5	None.

Gregory A. Ratliff (49)	Trustee	Since 2009	Senior Program Officer, U.S. Special Initiatives, Bill & Melinda Gates Foundation (since 2007); Partner, GPS Capital Partners (consultancy) (2002-2007).	5	Trustee of the Domini Social Equity Funds (five funds); Board member of the Calvert Social Investment Foundation, Center for Rural Strategies and Washington Office on Latin America.

Name, Address (1) and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Virginia Meany (62)	Trustee	Since 2009	Executive Vice President, Private Equity Fund Services (2008-2009) and U.S. Mutual Fund Business Head, Investor Services Division (2006-2008) at State Street Corporation; President of JP Morgan Investor Services (2000-2006).	5

Board member of National Investment Companies Services Association (2003-present; Chair 2008-2009); New England College of Business (2005-present; Chair 2009); Boston Women’s Fund, Treasurer and Finance Committee Chair (2007-present).

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*

This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

1

The address for each Trustee is 10 High Street, Suite 302, Boston, MA 02110.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustee	Other Directorships Held by Management Trustee
Betserai Tendai Musikavanhu (37) c/o Old Mutual Global Index Trackers (Pty) Ltd. 10 High Street, Suite 302 Boston, MA 02110	Chairman of the Board, Trustee and President	Since 2009	Chief Executive Officer of Old Mutual Global Index Trackers (Proprietary) Limited (since 2001).	5	None

———————

*

This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Age of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Eric G. Woodbury (52) c/o Old Mutual Global Index Trackers (Pty) Ltd. 10 High Street, Suite 302 Boston, MA 02110	Principal Executive Officer, Vice President and Secretary	Since 2009**

Chief Legal Officer and Chief Compliance Officer, Old Mutual Global Index Trackers (Pty) Ltd. (since June 2009); formerly, Chief Legal Officer and Chief Compliance Officer, Winslow Management Company (January 2007-July 2009); General Counsel, East Hill Management (November 2005-July 2009); Chief Administrative Officer of Clay Mathematics Institute, Inc. (November 2001 – August 2008)

Trudance L.C. Bakke (38) c/o Foreside Management Services Three Canal Plaza, Suite 100 Portland, Maine 04101	Principal Financial Officer and Treasurer	Since 2009

Director, Foreside Management Services, LLC (since 2006); formerly Product Manager, Citigroup (2003-2006); Senior Manager of Corporate Finance, Forum Financial Group (1999-2003); Ms. Bakke serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services.

Patrick J. Keniston (45) c/o Foreside Compliance Services Three Canal Plaza, Suite 100 Portland, Maine 04101	Chief Compliance Officer	Since 2009

Director, Foreside Compliance Services, LLC (since 2008); formerly, Counsel, Citi Fund Services (2005-2008), Counsel, Citigroup Global Transaction Services (2001-2005); Mr. Keniston serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates act as distributor or provider of other services.

———————

*

This is the period for which the Officer began serving the Trust.  Each Officer serves an indefinite term, until his or her successor is elected.

Because the Trust is newly organized, no Trustee owns equity securities of any Fund or registered investment company overseen by the Trustee in the family of investment companies which includes the Trust.

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

The Board has an Audit Committee, consisting of two Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust.  Messrs. Maus and Ratliff currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to:  (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls.

Remuneration of Trustees and Officers.  The Trust pays each Independent Trustee a fee of $10,000 per year and a fee of $2,500 per meeting, together with each Trustee’s actual out-of-pocket expenses relating to attendance at such meetings.  No pension or retirement benefits are accrued as part of Trustee compensation.

Officers who are employed by the Adviser receive no compensation or expense reimbursements from the Trust.

The following table sets forth the estimated fees that are contemplated to be paid to each Trustee for the fiscal year ending September 30, 2010:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex
Independent Trustees
Gerard P. Maus	$15,000	N/A	$15,000
Gregory A. Ratliff	$15,000	N/A	$15,000
Virginia Meany	$15,000	N/A	$15,000
Interested Trustee
Betserai Tendai Musikavanhu	N/A	N/A	N/A

As of the date of this SAI, the officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Shareholder Communications.  Shareholders may send communications to the Trust’s Board of Trustees by addressing the communications directly to the Board of Trustees (or individual Board of Trustees members) and/or otherwise clearly indicating in the salutation that the communication is for the Board of Trustees (or individual Board of Trustees members).  The shareholder may send the communication to either the Trust’s office or directly to such Board of Trustees members at the address specified for each Trustee.  Other shareholder communications received by the Trust not directly addressed and sent to the Board of Trustees will be reviewed and generally responded to by management.  Such communications will be forwarded to the Board of Trustees at management’s discretion based on the matters contained therein.

Investment Adviser.  The Adviser provides investment tools and portfolios for advisers and investors.  The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches.  Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds.  The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

The Adviser has appointed each of the Secretary of the SEC, 100 F Street NE, Washington, DC 20549, and the Secretary of State, 2201 C Street NW, Washington, DC 20520, as a registered agent in the United States.

Portfolio Managers.  Investment decisions for the Funds are made by a team of portfolio managers and operations specialists.  The members of the portfolio management team with the responsibility for the day-to-day management of the Funds’ portfolios are: Loftie Botha and Anver Dollie.

Other Accounts Managed by the Portfolio Managers.  Information regarding the other accounts managed by each Portfolio Manager is set forth below:

	Other Accounts Managed (As of December 31, 2008)			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Loftie Botha	Registered investment companies	4	$ 65,592,663	0	$ 0
	Other pooled investment vehicles	2	$ 3,968,239	0	$ 0
	Other accounts	24	$3,764,806,700	0	$ 0

Anver Dollie	Registered investment companies	0	$ 0	0	$ 0
	Other pooled investment vehicles	0	$ 0	0	$ 0
	Other accounts	0	$ 0	0	$ 0

Although the Funds in the Trust that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its underlying index. The Adviser does not believe that management of the different Funds of the Trust presents a material conflict of interest for the Portfolio Managers or the Adviser.

Portfolio Manager Compensation.  Portfolio Managers are paid a base salary, determined by their role, responsibility and marketplace data.  Each Portfolio Manager also is eligible to share in the profits generated by the Adviser; this element of compensation thus is dependent on the performance of the Adviser’s business and the funds managed by the Adviser.  A portion of this profit share is deferred into a capital program, with a minimum three year lock-up period; the majority of which is invested by the members of the Adviser into the funds they manage for clients.  A small portion of the deferred amount is awarded in the form of share options and shares in Old Mutual plc, the Adviser’s corporate parent.

Securities Ownership of the Portfolio Mangers.  Because the Trust is newly organized, the Portfolio Managers do not own shares of any Fund.

Investment Advisory Agreement. Pursuant to an investment advisory agreement (the “Advisory Agreement”)  between the Adviser and the Trust, each Fund has agreed to pay an annual management fee equal to a percentage of its average daily net assets set forth in the chart below (the “Advisory Fee”).

Fund	Advisory Fee
GlobalShares FTSE All-World Fund	0.125%
GlobalShares FTSE Emerging Markets Fund	0.125%
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	0.125%
GlobalShares FTSE All-World ex US Fund	0.125%
GlobalShares FTSE Developed Countries ex US Fund	0.125%

The Funds’ Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Agreement”), to waive Advisory Fees and reimburse other Fund expenses to the extent necessary to prevent the expenses of each Fund (other than distribution and service (12b-1) fees (if any), brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses from exceeding the percentage of its average net assets set forth in the chart below (the “Expense Cap”), at least until January 31, 2012.

Fund	Expense Cap
GlobalShares FTSE All-World Fund	0.35%
GlobalShares FTSE Emerging Markets Fund	0.39%
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	0.50%
GlobalShares FTSE All-World ex US Fund	0.35%
GlobalShares FTSE Developed Countries ex US Fund	0.35%

Pursuant to the Expense Agreement, for a period of five years subsequent to each Fund’s commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the Expense Cap.

Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement continues until October 22, 2011, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees.  The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days written notice to the Adviser, or by the Adviser on 60 days written notice to a Fund.

Old Mutual Global Index Trackers (Pty) Limited, organized November 14, 2000, is located at 144 Katherine Street, Grayston Ridge Office Park, First Floor, Block A, Sandton, South Africa 2196.

Administrator. The Bank of New York Mellon (“BNYM” or the “Administrator”) serves as administrator for the Funds.  Its principal address is One Wall Street, New York, New York 10286.   BNYM serves as administrator for the Trust pursuant to a fund administration and accounting agreement (the “Administration Agreement”).  Pursuant to the Administration Agreement, BNYM provides certain administrative, bookkeeping and accounting services to the Trust.  For the services, the Trust pays BNYM a fee, accrued daily and paid monthly, at the annualized rate of each Fund’s average daily net assets as follows:

Administration Services
First $300 million	0.025%
Over $300 million	0.020%

Accounting Services
First $300 million	0.020%
Over $300 million	0.010%

In addition, there is a minimum aggregate fee for the services provided under the Administration Agreement of $8,000 per month per Fund.

Custodian and Transfer Agent.   BNYM also serves as custodian for the Funds pursuant to a custody agreement (the “Custody Agreement”).  As custodian, BNYM holds the Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses.   BNYM also serves as transfer agent of the Funds pursuant to the transfer agency and service agreement (the “Transfer Agency Agreement”).

Pursuant to the Custody Agreement between BNYM and the Trust, the Trust has agreed to pay an annual fee for custodial services at the annualized rate of each Fund’s average daily net assets as follows:

First $300 million	0.0050%
Over $300 million	0.0025%

Pursuant to the Transfer Agency Agreement between BNYM and the Trust, the Trust has agreed to pay a monthly fee at the annualized rate of 0.0050% of each Fund’s average daily net assets, with a minimum fee of $1,000 per month per Fund.

Distributor.  Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Funds’ Shares.  Its principal address is Three Canal Plaza, Suite 100, Portland, ME 04101.  The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares.  Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectuses and below under the heading “Creation and Redemption of Creation Unit Aggregations.” The Distributor has no obligation to sell any specific quantity of Fund Shares.  The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.  The Distributor is not affiliated with the Trust, the Adviser or any stock exchange.

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services which includes that employees of the Adviser may serve as registered representatives of the Distributor to facilitate distribution of Fund Shares.

Other Service Providers.  Under a Compliance Services Agreement (the “Compliance Agreement”) with the Trust, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Officer as well as certain additional compliance support functions (“Compliance Services”).  In return providing Compliance Services, the Trust pays FCS a fee of $90,000 per year under the Compliance Agreement.  Under a PFO/Treasurer Agreement (the “PFO Agreement”) with the Trust, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Trust. In return for such service, the Trust pays FMS a fee of $80,000 per year under the PFO Agreement.

The Compliance and PFO Agreements with respect to the Funds continue in effect until terminated.  The Compliance and PFO Agreements are terminable with or without cause and without penalty by the Board of Trustees or by FCS or FMS with respect to the Fund on 60 days’ written notice to the other party.  Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services may be terminated at any time by the Board of Trustees, effective upon written notice to the CCO, without the payment of any penalty.

FCS, FMS and their officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.

12b-1 Plan.  The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the ‘‘Plan’’) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of the percentage of its average daily net assets as set forth in chart below:

Fund	Fee
GlobalShares FTSE All-World Fund	0.125%
GlobalShares FTSE Emerging Markets Fund	0.125%
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	0.125%
GlobalShares FTSE All-World ex US Fund	0.125%
GlobalShares FTSE Developed Countries ex US Fund	0.125%

The Trust may pay a monthly fee not to exceed 0.125% per annum of each Fund’s average daily net assets to reimburse the Distributor for actual amounts expended to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to (i) delivering copies of the Trust’s then-current prospectus to prospective purchasers of such Creation Units; (ii) marketing and promotional services including advertising; (iii) facilitating communications with beneficial owners of shares of the Fund; and (iv) such other services and obligations as are set forth in the Distribution Agreement.  Distribution expenses incurred in any one year in excess of 0.125% of the Fund’s average daily net assets may be reimbursed in subsequent years subject to the annual 0.125% limit and subject further to the approval of the Board of Trustees, including a majority of the Independent Trustees.  The Distributor may use all or any portion of the amount received pursuant to the Plan to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services, pursuant to agreements with the Distributor, or to pay any of the expenses associated with other activities authorized under the Plan.

Unless terminated as set forth below, the Plan will remain in effect with respect to a Fund, provided that its continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund. In the event of termination or non-continuance of the Plan, the Trust may reimburse any expense which it incurred prior to such termination or non-continuance, provided that such reimbursement is specifically approved by both a majority of the Board of Trustees and a majority of the Independent Trustees.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Aggregations.  Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice (a) by the Distributor to the Trust or (b) by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Index Provider. The FTSE Group is the Index Provider for the GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund and the Underlying Indexes are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser.

“FTSE®” is a trademark of the Exchange and the FT, “Research Affiliates,” RAFI Fundamentals Weighted and “Fundamental Index” are trademarks of RA and all such trademarks are used by FTSE under license.

Set forth below is a list of each Fund and the Underlying Index upon which it is based.

Fund	Underlying Index
GlobalShares FTSE All-World Fund	FTSE All-World Index
GlobalShares FTSE Emerging Markets Fund	FTSE Emerging Markets Index
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	FTSE All Cap Asia Pacific ex Japan Index
GlobalShares FTSE All-World ex US Fund	FTSE All-World ex US Index
GlobalShares FTSE Developed Countries ex US Fund	FTSE Developed ex US Index

Disclaimers.  The GlobalShares FTSE All-World Fund, GlobalShares FTSE Emerging Markets Fund, GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund, GlobalShares FTSE All-World ex US Fund and GlobalShares FTSE Developed Countries ex US Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”), by the London Stock Exchange Plc (the “Exchange”), The Financial Times Limited (“FT”) or by Research Affiliated LLC (“RA”) (collectively the “Licensor Parties”) and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE All-World Index, FTSE Emerging Index, FTSE Global All Cap Asia Pacific ex Japan Index, FTSE All-World ex US Index and FTSE Developed ex US Index (the “Underlying Indexes”) and/or the figure at which the said Underlying Indexes stand at any particular time on any particular day or otherwise.  The Underlying Indexes are complied and calculated by FTSE in conjunction with RA.  None of the Licensor Parties shall be under any obligation to advise any person of any error therein.

FTSE makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly.  As the Index Provider, FTSE’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the FTSE and the Underlying Indexes.

The Shares of the Funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the “Exchange”) or by The Financial Times Limited (“FT”) and neither FTSE nor Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Indexes and/or the figure at which the said Underlying Indexes stand at any particular time on any particular day or otherwise.  The Underlying Indexes are compiled and calculated by FTSE.  However, neither FTSE nor the Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Indexes and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein.

“FTSE®” is a trademark of the Exchange and FT and is used by the Adviser under license.  The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares.  FTSE has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indexes.  FTSE is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto.  FTSE has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.  FTSE does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and FTSE shall have no liability for any errors, omissions, or interruptions therein.  FTSE makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indexes, trading based on the Underlying Indexes, any data included therein in connection with the Funds or for any other use.  FTSE expressly disclaims all warranties and conditions of merchantability, title or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein, the Funds, the Trust or the Shares except as set forth in the respective license agreements with the Adviser.  Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.  The sale of Fund Shares by a broker dealer is not a factor in the selection of broker dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions.  The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.  The primary consideration is prompt execution of orders at the most favorable net price.

The Adviser has entered into an agreement with Citigroup Global Markets Inc. (“Citigroup”), pursuant to which the Adviser will, on an interim basis, exclusively use the trading systems of Citigroup to effect trades in each Fund’s securities and all such trades will be executed through Citigroup.  The Adviser anticipates that this arrangement with Citigroup will be terminated once the development of the Adviser’s international trading systems is complete.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act.  The Trust was organized as a Delaware statutory trust on December 5, 2008.

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of five funds.  The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by the Fund has a pro rata interest in the assets of the Fund.  Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable.  Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder.  Shares of Funds, vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the shares of that Fund will vote separately on such matter.

The Agreement and Declaration of Trust may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote.  The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

The Trust is not required and does not intend to hold annual meetings of shareholders.  Shareholders owning more than 51% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

The Trust can obtain information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, 10 High Street, Suite 302, Boston Massachusetts 02110.

Control Persons.  As of the date of this SAI, Old Mutual Global Index Trackers (US) LLC (“Old Mutual”), 10 High Street, Suite 302, Boston, Massachusetts 02110, beneficially owned approximately 100% of each Fund’s voting securities.  By virtue of its ownership of more than 25% of each Fund’s Shares, Old Mutual may be deemed to control the Funds and may be in a position to control the outcome of voting on matters as to which shareholders are entitled to vote.  It is anticipated that Old Mutual will no longer control the Funds as of immediately after the initial offering of each Fund’s Shares.

Book Entry Only System.  The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. (“NYSE”) and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting.  The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Investment Adviser.  The Investment Adviser  engages a third-party proxy service, such as Broadridge or a similar service, to vote all proxies on behalf of each Fund.  The Investment Adviser periodically reviews the proxy voting results to ensure that proxies are voted in accordance with the service’s guidelines and that proxies are voted in a timely fashion.  To avoid any conflicts of interest, the Investment Adviser does not have authority to override the recommendations of the third party service provider, except in certain limited circumstances where the Adviser determines that such overrides will enhance value for a Fund and its shareholders and the Chief Compliance Officer determines that no conflict of interest is present.  All overrides shall be approved by the Chief Compliance Officer.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for the Funds also will be available at no charge, upon request, by calling 888-OMGXTUS or by writing to Old Mutual Global Shares Trust at 10 High Street, Suite 302, Boston, MA 02110 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule.  The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.  The Funds’ Form N-Q and Form N-CSR will be available without charge, upon request, by calling 888-OMGXTUS or by writing to Old Mutual Global Shares Trust at 10 High Street, Suite 302, Boston, MA 02110.

Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board of Trustees of the Trust must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.  The Trust, the Adviser and the Exchange will not disseminate non public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust and the Adviser (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this SAI, NYSE observes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below.  Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.”  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the Exchanges (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.  Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares, but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.  The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant” or “AP.”  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date.  A custom order may be placed by an AP in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason.  The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.”  Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Distributor’s AP Handbook, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

All orders from investors who are not APs to create Creation Unit Aggregations may be placed through an authorized AP.  In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an AP that has executed a Participant Agreement.  In such cases, there may be additional charges to such investor. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those APs placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of the Funds may be placed through the Clearing Process utilizing procedures applicable to domestic funds (“Domestic Funds”) (see “—Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic funds.  For foreign securities orders, most will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see “—Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “—Placement of Creation Orders Outside Clearing Process—Foreign Funds”).  Each Fund is a Foreign Fund.

Placement of Creation Orders Using Clearing Process.  The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC.  Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement.  The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor.  An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds.  Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre approved by the Adviser and the Distributor.  A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if:  (i) such order is received by the Distributor no later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m.  and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component.  The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.  (See “Creation Transaction Fee” section below.)

Placement of Creation Orders Outside Clearing Process—Foreign Funds.  A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares.  In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time.  The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order.  The Custodian will then provide such information to the appropriate  sub-custodian.

The Custodian shall cause the sub-custodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust.  Deposit Securities must be delivered to an account maintained at the applicable local sub custodian(s).  Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day.  However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.  Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The AP must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient to the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee.  Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

In accordance with each Fund’s Participant Agreement, Creation Unit Aggregations will be issued to an AP, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which the Adviser may change from time to time of the value of the missing Deposit Securities.  Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date.  The Participant Agreement will allow the Fund to purchase the missing Deposit Securities at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable to the Distributor regardless of the number of creations made each day.  An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Cleaning Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities).  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and Maximum Creation/Redemption Transaction Fee for each Fund are set forth in the chart below.

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
GlobalShares FTSE All-World Fund	$21,500	$86,000
GlobalShares FTSE Emerging Markets Fund	$22,000	$88,000
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	$30,500	$122,000
GlobalShares FTSE All-World ex US Fund	$28,000	$112,000
GlobalShares FTSE Developed Countries ex US Fund	$16,500	$66,000

Redemption of Fund Shares in Creation Units Aggregations.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  A Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the relevant Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed above.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.  The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process.  Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement.  Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP.  An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if:  (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day.  The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process—Domestic Funds.  Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC.  An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if:  (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut Off Time”) and 2:00 p.m., Eastern time, for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside Clearing Process—Foreign Funds.  A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares.  In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time.  Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days.  However, due to the schedule of holidays in certain countries, the delivery of in kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form.  In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.  See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds.

A redeeming Beneficial Owner, or AP acting on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Funds must maintain appropriate security arrangements with a qualified broker dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In accordance with the relevant AP’s agreement, in the event that the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund’s Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing shares as soon as possible.  Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible.  Such understanding shall be secured by the AP’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115% of the value of the missing shares, which the Investment Adviser may change from time to time.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any relevant sub custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP.  The AP’s agreement will permit the Trust, on behalf of the relevant Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant no later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut Off Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut Off Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut Off Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An AP, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation, may be paid an equivalent amount of cash.  The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays.  Each Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which NYSE is open).  Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex dividend dates or under certain other circumstances.  The ability of the Trust to effect in kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market.  For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays.  In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances.  The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds.  Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund.  The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates in calendar years 2009 and 2010 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

2009

ARGENTINA
Jan. 1	May 1	Aug. 17	Dec. 24
April 6	May 25	Oct. 12	Dec. 25
April 9	June 15	Nov. 6	Dec. 31
April 10	July 9	Dec. 8

AUSTRALIA
Jan. 1	April 13	June 8	Nov. 3
Jan. 26	April 27	Aug. 3	Dec. 25
March 2	May 5	Aug. 12	Dec. 28
March 9	May 18	Sept. 28
April 10	June 1	Oct. 5

AUSTRIA
Jan. 1	May 1	Oct. 26
Jan. 6	May 21	Dec. 8
April 10	June 1	Dec. 24
April 13	June 11	Dec. 25

BAHRAIN
Jan. 1	Sep 20	Dec 16
Jan. 5	Sep 21	Dec 18
Jan. 6	Sep 22
Mar 8	Nov 29

BANGLADESH
Jan. 8	July 1	Sept. 22	Nov. 30
March 10	Aug. 13	Sept. 23	Dec. 16
March 26	Sept. 20	Sept. 28	Dec. 28
April 14	Sept. 21	Nov. 29	Dec. 31

BELGIUM
Jan. 1	May 21	Nov. 2
April 10	May 22	Nov. 11
April 13	June 1	Dec. 25
May 1	July 21

BRAZIL
Jan. 1	April 10	July 9	Nov. 20
Jan. 20	April 21	Sept. 7	Dec. 24
Feb. 23	May 1	Oct. 12	Dec. 25
Feb. 24	June 11	Nov. 2	Dec. 31

BULGARIA
Jan. 1	May 1	Dec. 24	Dec. 31
March 3	May 6	Dec. 25
April 20	Sept. 22	Dec. 30

CANADA
Jan. 1	May 18	Sept. 7	Dec. 28
Jan. 2	June 24	Oct. 12
Feb. 16	July 1	Nov. 11
April 10	Aug. 3	Dec. 25

CHILE
Jan. 1	June 8	Dec. 8
April 10	June 29	Dec. 25
May 1	Sept. 18	Dec. 31
May 21	Oct. 12

CHINA
Jan. 1	Feb. 3	Sept. 7	Nov. 26
Jan. 19	Feb. 16	Oct. 1-7	Dec. 25
Jan. 26-30	May 1-7	Oct. 12
Feb. 2	May 25	Nov. 11

COLOMBIA
Jan. 1	May 1	July 20	Nov. 16
Jan. 12	May 25	Aug 7	Dec. 8
March 23	June 15	Aug 17	Dec. 25
April 9	June 22	Oct. 12	Dec. 31
April 10	June 29	Nov. 2

CROATIA
Jan. 1	Apr. 13	June 25	Dec. 25
Jan. 2	May 1	Aug. 5
Jan. 6	June 11	Oct. 8
Apr. 10	June 22	Oct. 9

CZECH REPUBLIC
Jan. 1	May 8	Nov. 17
Jan. 2	July 6	Dec. 24
April 13	Sept. 28	Dec. 25
May 1	Oct. 28	Dec. 31

DENMARK
Jan. 1	May 8	Dec. 24
April 9	May 21	Dec. 25
April 10	June 1	Dec. 31
April 13	June 5

ECUADOR
Jan. 1	April 10	Oct. 9	Dec. 25
Feb. 23	May 1	Nov. 2	Dec. 31
Feb. 24	Aug. 10	Nov. 3

EGYPT

Jan. 1	April 27	July 23	Dec 7
Jan. 7	April 28	Oct 1	Dec 8
Jan. 10	May 1	Oct 2	Dec 9
March 20	July 1	Oct 6	Dec 29

ESTONIA
Jan. 1	May 1	Aug. 20
Feb. 24	May 21	Dec. 24
Apr. 10	June 23	Dec. 25
Apr. 13	June 24	Dec. 31

FINLAND
Jan. 1	May 1	Dec. 25
Jan. 6	May 21	Dec. 26
April 10	June 19	Dec. 31
April 13	Dec. 24

FRANCE
Jan. 1	May 8	Dec. 25
April 10	May 21
April 13	July 14
May 1	Nov. 11

GEORGIA
Jan. 1	March 3	Apr. 18	May 12	Nov. 23
Jan. 2	March 8	Apr. 19	May 26
Jan. 7	Apr. 9	Apr. 20	Aug. 28
Jan. 19	Apr. 17	May 9	Oct. 14

GERMANY
Jan. 1	April 13	June 11
Jan. 6	May 1	Dec. 24
Feb. 23	May 21	Dec. 25
April 10	June 1	Dec. 31

GHANA
Jan. 1	May 1	Nov. 27	Dec. 31
March 6	May 25	Dec. 4
Apr. 10	July 1	Dec. 25
Apr. 13	Sept. 21	Dec. 26

GREECE
Jan. 1	April 10	May 1
Jan. 6	April 13	June 8
March 2	April 17	Oct. 28
March 25	April 20	Dec. 25

HONG KONG
Jan. 1	April 13	Oct. 26
Jan. 26	May 1	Dec. 24
Jan. 27	May 28	Dec. 25
Jan. 28	July 1	Dec. 31
April 10	Oct. 1

HUNGARY
Jan. 1	June 1	Dec. 24
Jan. 2	Aug. 20	Dec. 25
April 13	Aug. 21
May 1	Oct. 23

INDIA
Jan. 8	April 3	July 1	Oct. 2
Jan. 26	April 7	Aug. 15	Oct. 17
Feb. 23	April 10	Aug. 19	Oct. 19
March 10	April 14	Aug. 22	Nov. 2
March 11	May 1	Sept. 21	Nov. 28
March 27	May 9	Sept. 28	Dec. 25
April 1	June 30	Sept. 30	Dec. 28

INDONESIA
Jan. 1	July 20	Sept. 25
Jan. 26	Aug. 17	Nov. 27
March 26	Sept. 21	Dec. 18
March 27	Sept. 22	Dec. 24
April 10	Sept. 23	Dec. 25
May 21	Sept. 24	Dec. 31

IRELAND
Jan. 1	May 1	Oct. 26	Dec. 29
March 17	May 4	Dec. 24
April 10	June 1	Dec. 25
April 13	Aug. 3	Dec. 28

ISRAEL
March 10	April 28	Sept. 20
April 8	April 29	Sept. 27
April 9	May 28	Sept. 28
April 14	May 29
April 15	July 30

ITALY
Jan. 1	May 1	Dec. 24
Jan. 6	June 2	Dec. 25
April 10	June 29	Dec. 31
April 13	Dec. 8

JAMAICA
Jan. 1	May 23	Dec. 25
Feb. 25	Aug. 1	Dec. 26
Apr. 10	Aug. 6
Apr. 13	Oct. 19

JAPAN
Jan. 1	May 4	Oct. 12
Jan. 2	May 5	Nov. 3
Jan. 12	July 20	Nov. 23
Feb. 11	Sept. 21	Dec. 23
Mar. 20	Sept. 22	Dec. 31
April 29	Sept. 23

JORDAN
Jan. 1	Sept. 20-24
Jan. 29	Nov. 26
March 9	Nov. 29
April 30	Nov. 30
May 25	Dec. 31
July 20

KAZAKHSTAN
Jan. 1	March 23	Aug. 31	Dec. 17
Jan. 2	May 1	Oct. 26
Jan. 7	May 11	Nov. 27
March 9	July 6	Dec. 16

KENYA
Jan. 1	June 1	Dec. 25
Apr. 10	Aug. 25
Apr. 13	Sept. 21
May 1	Oct. 20

KUWAIT
Jan. 1	Sep 21	Dec. 1
Jan. 4	Sep 22
Feb 25	Sep 23
Mar 9	Nov 29
Jul 20	Nov 30

LEBANON
Jan. 1	Apr. 10	Nov. 27
Jan. 6	Apr. 17	Dec. 18
Feb. 9	May 1	Dec. 25
Mar. 9	Sept. 21

LATVIA
Jan. 1	May 4	Nov. 18
Apr. 10	May 21	Dec. 24
Apr. 13	June 23	Dec. 25
May 1	June 24	Dec. 31

LITHUANIA
Jan. 1	May 1	Nov. 2
Feb. 16	June 24	Dec. 25
March 11	July 6	Dec. 28
Apr. 13	Aug. 17

MALAWI
Jan. 1	Apr. 10	May 19	Oct. 15
Jan. 15	Apr. 13	June 15	Dec. 25
Jan. 25	May 1	July 6	Dec. 28
Mar. 3	May 14	Sept. 21

MALAYSIA
Jan. 1	May 1	Sept. 21	Dec. 25
Jan. 26	May 9	Sept. 22
Jan. 27	June 1	Oct. 17
Feb. 2	June 6	Nov. 27
March 9	Aug. 31	Dec. 18

MAURITIUS
Jan. 1	March 12	Nov. 2
Jan. 2	March 27	Dec. 25
Jan. 26	May 1
Feb. 23	Aug. 24

MEXICO
Jan. 1	April 9-10	Nov. 16
Feb. 2	May 1	Nov. 20
Feb. 5	Sept. 16	Dec. 25
March 16	Nov. 2

MOROCCO
Jan. 1	Aug. 14	Nov. 27
March 10	Aug. 20-21	Dec. 18
March 11	Sept. 21-22
May 1	Nov. 6
July 30	Nov. 18

NETHERLANDS
Jan. 1	May 1
April 10	May 21
April 13	June 1
April 30	Dec. 25

NEW ZEALAND
Jan. 1-2	April 10	Dec. 25
Jan. 19	April 13	Dec. 28
Jan. 26	June 1
Feb. 6	Oct. 26

NIGERIA
Jan. 1	May 29
Apr. 10	Oct. 1
Apr. 13	Dec. 25
May 1

NORWAY
Jan. 1	May 21
April 9-10	June 1
April 13	Dec. 24-25
May 1	Dec. 31

OMAN
Jan. 1	Sept 20	Nov 19	Dec 10
Mar. 9	Sept 21	Nov 29
July 20	Sept 22	Nov 30
July 23	Nov 18	Dec 1

PAKISTAN
Jan. 1	Feb. 5	May 1	Aug. 24	Nov. 9	Dec. 25
Jan. 7	March 10	July 1	Sept. 22	Nov. 30	Dec. 26
Jan. 8	March 11	Aug. 14	Sept. 23	Dec. 1
Jan. 9	March 23	Aug. 22	Sept. 24	Dec. 2

PANAMA
Jan. 1	Feb. 25	Sept. 1	Nov. 10
Jan. 12	April 9	Nov. 3	Dec. 8
Feb. 23	April 10	Nov. 4	Dec. 25
Feb. 24	May 1	Nov. 5

PAPUA NEW GUINEA
Jan. 1	July 23
Apr. 10	Sept. 16
Apr. 13	Dec. 25
June 8	Dec. 26

PERU
Jan. 1	July 28-29	Dec. 31
April 9-10	Oct. 8
May 5	Dec. 8
June 29	Dec. 24-25

PHILIPPINES
Jan. 1	May 1	Nov. 2	Dec. 30
Feb. 25	June 12	Nov. 30	Dec. 31
April 9	Aug. 21	Dec. 24
April 10	Sept. 21	Dec. 25

POLAND
Jan. 1	June 11
April 10	Nov. 11
April 13	Dec. 25
May 1

PORTUGAL
Jan. 1	May 1	Dec. 8
Feb. 24	June 10-11	Dec. 24-25
April 10	Oct. 5
April 13	Dec. 1

QATAR
Jan. 1	Dec. 2
Sep. 20	Dec. 3
Sep. 22
Dec. 1

ROMANIA
Jan 1	June 8
Jan 2	Dec. 21
Apr. 20	Dec. 25
May 1

RUSSIA
Jan. 1	March 9	Nov. 4
Jan. 2	May 1	Nov. 6
Jan. 5-8	May 11
Feb. 23	June 12

SINGAPORE
Jan. 1	May 1	Oct. 17
Jan. 26	May 9	Nov. 27
Jan. 27	Aug. 10	Dec. 25
April 10	Sept. 21

SLOVAK REPUBLIC
Jan 1	May 1	Nov. 17
Jan 6	May 8	Dec. 24
Apr. 10	Sept. 1	Dec. 25
Apr. 13	Sept. 15

SLOVENIA
Jan. 1	Apr. 27
Jan. 2	May 1
Apr. 10	June 25
Apr. 13	Dec. 25

SOUTH AFRICA
Jan. 1	May 1	Dec. 16
April 10	June 16	Dec. 25
April 13	Aug. 10
April 27	Sept. 24

SOUTH KOREA
Jan. 1	July 17
Jan. 26	Oct. 2
Jan. 27	Dec. 25
May 1	Dec. 31
May 5

SPAIN
Jan. 1	April 13	Nov. 2
Jan. 6	May 1	Nov. 9
March 19	May 15	Dec. 8
April 9-10	Oct. 12	Dec. 25

SRI LANKA
Jan. 1	Feb. 23	Apr. 13	May 15	Sept. 4	Dec. 25
Jan. 14	March 10	Apr. 14	May 20	Sept. 21	Dec. 31
Feb. 4	Apr. 9	May 1	July 6	Nov. 2
Feb. 9	Apr. 10	May 8	Aug. 5	Dec. 1

SWEDEN
Jan. 1	May 1	Dec. 31
Jan. 6	May 21
April 10	June 19
April 13	Dec. 24-25

SWITZERLAND
Jan. 1-2	April 13	June 11	Dec. 24-25
Jan. 6	May 1	June 29	Dec. 31
March 19	May 21	Sept. 10
April 10	June 1	Dec. 8

TAIWAN
Jan. 1	Jan. 27	May 28
Jan. 22	Jan. 28
Jan. 23	Jan. 29
Jan. 26	May 1

THAILAND
Jan. 1	April 13	May 5	Aug. 12
Jan. 2	April 14	May 11	Oct. 23
Feb. 9	April 15	July 1	Dec. 7
April 6	May 1	July 8	Dec. 10
Dec. 31

TRINIDAD & TOBAGO
Jan. 1	Apr. 10	Aug. 31
Feb. 23	Apr. 13	Sept. 21
Feb. 24	June 4	Sept. 24
March 30	June 19	Dec. 25

TUNISIA
Jan. 1	May 1	Dec. 18
March 9	Aug. 13
March 20	Sept. 21
Apr. 9	Nov. 30

TURKEY
Jan. 1	Oct. 28-29
April 23	Nov. 26-27
May 19	Nov. 30
Sept. 21-22

UKRAINE
Jan. 1	Jan. 7	May 4	Aug. 24
Jan. 2	March 9	May 11
Jan. 5	Apr. 20	June 8
Jan. 6	May 1	June 29

UNITED ARAB EMIRATES
Jan 1	Dec 2
Mar 8	Dec 17
Jul 19
Sep 20
Sep 21

UNITED KINGDOM
Jan. 1	May 25
April 10	Aug. 31
April 13	Dec. 25
May 4	Dec. 28

UNITED STATES
Jan. 1	May 25	Nov. 11
Jan. 19	July 3-4	Nov. 26
Feb. 16	Sept. 7	Dec. 25
April 10	Oct. 12

VIETNAM
Jan. 1	Jan. 29	May 1
Jan. 26	Jan. 30	Sept. 2
Jan. 27	Apr. 6
Jan. 28	Apr. 30

ZIMBABWE
Jan. 1	May 25	Dec. 25
Apr. 10	Aug. 10
Apr. 13	Aug. 11
May 1	Dec. 22

2010

ARGENTINA
Jan. 1	May 25	Oct. 11
March 24	June 21	Dec. 8
April 1	July 9	Dec. 24
April 2	Aug. 16	Dec. 31

AUSTRALIA
Jan. 1	April 5	Aug. 2	Dec. 27
Jan. 26	April 26	Aug. 11	Dec. 28
March 1	May 3	Sept. 27
March 8	June 7	Oct. 4
April 2	June 14	Nov. 2

AUSTRIA
Jan. 1	May 13	Nov. 1
Jan. 6	May 24	Dec. 8
April 2	June 3	Dec. 24
April 5	Oct. 26	Dec. 31

BAHRAIN
Jan. 1	Sept. 11	Nov. 18	Dec. 17
Feb. 25	Sept. 12	Dec. 7
May 1	Nov. 16	Dec. 15
Sept. 9	Nov. 17	Dec. 16

BANGLADESH
Feb. 21	Apr. 14	July 26	Sept. 10	Nov. 17	Dec. 17
Feb. 26	May 1	Aug. 15	Sept. 11	Nov. 18	Dec. 25
March 25	May 27	Sept. 2	Sept. 12	Nov. 19	Dec. 31
March 26	July 1	Sept. 6	Oct. 17	Dec. 16

BELGIUM
Jan. 1	May 14	Nov. 1
April 2	May 24	Nov. 11
April 5	July 21
May 13	Aug. 16

BRAZIL
Jan. 1	April 2	Sept. 7	Dec. 24
Jan. 20	April 21	Oct. 12	Dec. 31
Jan. 25	April 23	Nov. 2
Feb. 15	June 3	Nov. 15
Feb. 16	July 9	Nov. 30

BULGARIA
Jan. 1	May 6	Sept. 22
March 3	May 24	Dec. 24
April 5	July 17	Dec. 25
May 1	Sept. 6	Dec. 26

CANADA
Jan. 1	May 24	Sept. 6	Dec. 28
Jan. 4	June 24	Oct. 11
Feb. 15	July 1	Nov. 11
April 2	Aug. 2	Dec. 27

CHILE
Jan. 1	July 16	Dec. 31
April 2	Oct. 11
May 21	Nov. 1
June 28	Dec. 8

CHINA
Jan. 1	April 2	July 1	Sept. 29
Jan. 18	April 5	July 5	Sept. 30
Feb. 15	April 6	Sept. 6	Oct. 1
Feb. 16	May 3	Sept. 22	Oct. 11
Feb. 17	May 21	Sept. 23	Nov. 11
Feb. 18	May 31	Sept. 27	Nov. 25
Feb. 19	June 16	Sept. 28	Dec. 27

COLOMBIA
Jan. 1	April 2	July 5	Nov. 1
Jan. 11	May 17	July 20	Nov. 15
March 22	June 7	Aug. 16	Dec. 8
April 1	June 14	Oct. 18	Dec. 31

CROATIA
Jan. 1	June 3	Aug. 15	Dec. 26
Jan. 6	June 22	Oct. 8
Apr. 5	June 25	Nov. 1
May 1	Aug. 5	Dec. 25

DENMARK
Jan. 1	April 30	Dec. 24
April 1	May 13	Dec. 31
April 2	May 14
April 5	May 24

ECUADOR
Jan. 1	April 10	Oct. 9	Dec. 25
Feb. 23	May 1	Nov. 2	Dec. 31
Feb. 24	Aug. 10	Nov. 3

EGYPT
Jan. 7	July 1	Nov. 16
April 4	Sept. 12	Nov. 17
April 5	Oct. 6	Dec. 7
April 25	Nov. 15

ESTONIA
Jan. 1	May 3	Aug. 20	Dec. 26
Feb. 23	June 22	Dec. 23	Dec. 31
Feb. 24	June 23	Dec. 24
Apr. 2	June 24	Dec. 25

FINLAND
Jan. 1	May 13	Dec. 31
Jan. 6	June 25
April 2	Dec. 6
April 5	Dec. 24

FRANCE
Jan. 1	July 14
April 2	Nov. 1
April 5	Nov. 11
May 13

GEORGIA
Jan. 1	March 3	Apr. 9	Aug. 28
Jan. 2	March 8	May 9	Oct. 14
Jan. 7	Apr. 2	May 12	Nov. 23
Jan. 19	Apr. 5	May 26

GERMANY
Jan. 1	April 5	Nov. 1
Jan. 6	May 13	Dec. 24
Feb. 15	May 24	Dec. 31
April 2	June 3

GHANA
Jan. 1	May 1	Sept. 10	Dec. 27
March 6	May 3	Nov. 17	Dec. 28
Apr. 2	May 25	Dec. 3
Apr 5	July 1	Dec. 25

GREECE
Jan. 1	April 2
Jan. 6	April 5
Feb. 15	May 24
March 25	Oct. 28

HONG KONG
Jan. 1	April 6	Oct. 1
Feb. 15	May 21	Dec. 24
Feb. 16	June 16	Dec. 27
April 2	July 1	Dec. 31
April 5	Sept. 23

HUNGARY
Jan. 1	Aug. 20
March 15	Nov. 1
April 5	Dec. 24
May 24

INDONESIA
Jan. 1	May 13	Sept. 7	Sept. 13
Feb. 26	May 28	Sept. 8	Nov. 17
March 16	Aug. 17	Sept. 9	Dec. 7
April 2	Sept. 6	Sept. 10	Dec. 31

IRELAND
Jan. 1	May 3	Dec. 27
March 17	June 7	Dec. 28
April 2	Aug. 2	Dec. 29
April 5	Oct. 25

ISRAEL
Feb. 29	April 5	Sept. 8	Sept. 22
March 29	April 19	Sept. 9	Sept. 23
March 30	April 20	Sept. 10	Sept. 29
April 4	July 20	Sept. 17	Sept. 30

ITALY
Jan. 1	June 2	Dec. 24
Jan. 6	June 29	Dec. 31
April 2	Nov. 1
April 5	Dec. 8

JAMAICA
Jan. 1	May 24	Dec. 25
Feb. 17	Aug. 2	Dec. 26
Apr. 2	Aug. 6	Dec. 27
Apr. 5	Oct. 18

JAPAN
Jan. 1	April 29	July 19	Nov. 3
Jan. 11	May 3	Sept. 20	Nov. 23
Feb. 11	May 4	Sept. 23	Dec. 23
March 22	May 5	Oct. 11	Dec. 31

KAZAKHSTAN
Jan. 1	July 6	Dec. 17
March 9	Aug. 31	Dec. 18
March 23	Oct. 26
May 1	Nov. 27
May 11	Dec. 16
KENYA
Jan. 1	May 3	Oct. 20	Dec. 28
Apr. 2	June 1	Dec. 13
Apr. 5	Sept. 11	Dec. 25
May 1	Oct. 11	Dec. 27

KUWAIT
Jan. 1	Sept. 10	Nov. 18
Feb. 25	Sept. 11	Nov. 19
Feb. 26	Sept. 12	Nov. 20
July 9	Nov. 17	Dec. 8

LEBANON
Jan. 1	Apr. 2	May 1	Aug. 15	Nov. 22
Jan. 6	Apr. 3	May 4	Sept. 10	Dec. 8
Feb. 9	Apr. 4	May 9	Sept. 11	Dec. 17
Feb. 26	Apr. 5	May 25	Nov. 17	Dec. 25

LATVIA
Jan. 1	May 4	Dec. 24
Apr. 2	June 23	Dec. 25
Apr. 5	June 24	Dec. 26
May 1	Nov. 18	Dec. 31

LITHUANIA
Jan. 1	Apr. 6	July 6	Dec. 26
Feb. 16	May 1	Aug. 16
March 11	May 3	Nov. 1
Apr. 5	June 24	Dec. 25

MALAWI
Jan. 1	Apr. 5	July 6
Jan. 15	May 1	Sept. 10
Jan. 24	May 3	Oct. 15
March 3	May 14	Dec. 25
Apr. 2	June 14	Dec. 28

MALAYSIA
Jan. 1	Feb. 26	Aug. 31	Dec. 7
Feb. 1	May 28	Sept. 10
Feb. 15	May 31	Nov. 5
Feb. 16	June 1	Nov. 17

MAURITIUS
Jan. 1	Feb. 12	May 1	Nov. 2
Jan. 2	Feb. 14	Aug. 15	Nov. 5
Jan. 22	March 12	Sept. 11	Dec. 25
Feb. 1	March 16	Nov. 1

MEXICO
Jan. 1	April 2
Feb. 1	Sept. 16
March 15	Nov. 2
April 1	Nov. 15

NETHERLANDS
Jan. 1	May 5
April 2	May 13
April 5	May 24
April 30

NIGERIA
Jan. 1	May 1	Sept. 11	Nov. 18
Feb. 26	May 29	Oct. 1	Dec. 25
Apr. 2	June 12	Nov. 16	Dec. 26
Apr. 5	Sept. 10	Nov. 17

NORWAY
Jan. 1	May 13	Dec. 31
April 1	May 17
April 2	May 24
April 5	Dec. 24

OMAN
Jan. 1	Sept. 11	Nov. 16	Dec. 8
Feb. 26	Sept. 12	Nov. 17	Dec. 31
July 9	Sept. 13	Nov. 18
July 23	Sept. 20	Nov. 19

PAKISTAN
Jan. 1	Feb. 26	June 1	Sept. 11	Nov. 18	Dec. 25
Jan. 2	March 23	Aug. 12	Sept. 12	Nov. 19
Jan. 3	March 27	Aug. 14	Nov. 9	Nov. 20
Feb. 5	May 1	Sept. 10	Nov. 17	Dec. 17

PANAMA
Jan. 1	Feb. 25	Sept. 1	Nov. 10
Jan. 12	April 9	Nov. 3	Dec. 8
Feb. 23	April 10	Nov. 4	Dec. 25
Feb. 24	May 1	Nov. 5

PAPUA NEW GUINEA
Jan. 1	June 14	Dec. 26
Apr. 2	July 23	Dec. 27
Apr. 5	Sept. 16
Apr. 25	Dec. 25

PERU
Jan. 1	July 28	Nov. 1
April 1	July 29	Dec. 8
April 2	Aug. 30
June 29	Oct. 8

PHILIPPINES
Jan. 1	April 12	Aug. 30	Dec. 24
Feb. 25	May 10	Sept. 10	Dec. 30
April 1	June 14	Nov. 1	Dec. 31
April 2	Aug. 23	Nov. 29

POLAND
Jan. 1	June 3
April 2	Nov. 1
April 5	Nov. 11
May 3	Dec. 24

PORTUGAL
Jan. 1	June 3	Dec. 1
Feb. 16	June 10	Dec. 8
April 2	Oct. 5	Dec. 24
April 5	Nov. 1

QATAR
Sept. 9	Nov. 18
Sept. 11	Nov. 19
Sept. 12	Nov. 20
Nov. 17	Dec. 18

ROMANIA
Jan. 1	May 24
Jan. 2	Dec. 1
Apr. 5	Dec. 25
May 1	Dec. 26

RUSSIA
Jan. 1	Jan. 7	March 8	Nov. 4
Jan. 4	Jan. 8	May 3
Jan. 5	Feb. 22	May 10
Jan. 6	Feb. 23	June 14

SLOVAK REPUBLIC
Jan. 1	May 1	Sept. 1	Dec. 24
Jan. 6	May 8	Sept. 15	Dec. 25
Apr. 2	July 5	Nov. 1	Dec. 26
Apr. 5	Aug. 29	Nov. 17

SLOVENIA
Jan. 1	Apr. 27	Oct. 31
Jan. 2	May 2	Nov. 1
Feb. 8	June 25	Dec. 25
Apr. 5	Aug. 15	Dec. 26

SOUTH AFRICA
Jan. 1	April 27	Dec. 16
March 22	June 16	Dec. 27
April 2	Aug. 9
April 5	Sept. 24

SOUTH KOREA
Jan. 1	May 21	Sept. 23
Feb. 15	June 2	Dec. 31
March 1	Sept. 21
May 5	Sept. 22

SPAIN
Jan. 1	April 2	Nov. 1	Dec. 24
Jan. 6	April 5	Nov. 9	Dec. 31
March 19	Aug. 16	Dec. 6
April 1	Oct. 12	Dec. 8

SRI LANKA
Jan. 14	March 1	Apr. 14	Aug. 26	Dec. 25
Feb. 4	March 30	Apr. 30	Sept. 11
Feb. 12	Apr. 2	May 27	Nov. 5
Feb. 26	Apr. 13	May 28	Nov. 17

SWEDEN
Jan. 1	May 13
Jan. 6	June 25
April 2	Dec. 24
April 5	Dec. 31

SWITZERLAND
Jan. 1	April 5	June 29	Dec. 24
Jan. 6	May 13	Sept. 9	Dec. 31
March 19	May 24	Nov. 1
April 2	June 3	Dec. 8

THAILAND
Jan. 1	April 14	May 27	Oct. 25
March 1	April 15	July 1	Dec. 6
April 6	May 3	July 26	Dec. 10
April 13	May 5	Aug. 12	Dec. 31

TRINIDAD AND TOBAGO
Jan. 1	Apr. 5	June 19	Sept. 11
Feb. 23	May 27	Aug. 1	Sept. 24
March 30	May 31	Aug. 2	Nov. 5
Apr. 2	June 3	Aug. 31	Dec. 25

TUNISIA
Jan. 1	Apr. 9	Sept. 10
Feb. 26	May 1	Nov. 7
March 20	July 25	Nov. 17
March 21	Aug. 13	Dec. 8
TURKEY
Jan. 1	Sept. 8	Oct. 29	Nov. 18
April 23	Sept. 9	Nov. 15	Nov. 19
May 19	Sept. 10	Nov. 16
Aug. 30	Oct. 28	Nov. 17

UKRAINE
Jan. 1	Apr. 5	May 24
Jan. 7	May 3	June 28
Jan. 14	May 9	July 28
March 8	May 10	Aug. 24

UNITED ARAB EMIRATES
Jan. 1	Sept. 11	Dec. 2
Feb. 26	Sept. 12	Dec. 8
July 10	Nov. 17
Aug. 6	Nov. 18

UNITED KINGDOM
Jan. 1	May 31
April 2	Aug. 30
April 5	Dec. 27
May 3	Dec. 28

VIETNAM
Jan. 1	Apr. 23
Feb. 13	Apr. 30
Feb. 15	May 3
Feb. 16	Sept. 2

ZIMBABWE
Jan. 1	Apr. 19	Aug. 10
Apr. 2	May 1	Dec. 22
Apr. 5	May 25	Dec. 25
Apr. 18	Aug. 9	Dec. 26

Redemption.  The longest redemption cycle for each Fund is a function of the longest redemption cycles among the countries whose stocks comprise such Fund.  In the calendar years 2009 and 2010*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for each Fund is as follows:

2009
Country	Redemption Request Date	Redemption Settlement Date	Settlement Period

Argentina	April 3, 2009	April 11, 2009	8
	April 4, 2009	April 12, 2009	8
	April 5, 2009	April 13, 2009	8

China	Jan., 21, 2009	Feb. 4, 2009	14
	Jan. 22, 2009	Feb. 5, 2009	14
	Jan. 23, 2009	Feb. 6, 2009	14
	April 28, 2009	May 8, 2009	10
	April 29, 2009	May 11, 2009	10
	April 30, 2009	May 12, 2009	12
	Sept. 28, 2009	Oct. 8, 2009	12
	Sept. 29, 2009	Oct. 9, 2009	10
	Sept. 30, 2009	Oct. 13, 2009	13

Denmark	April 6, 2009	April 14, 2009	8
	April 7, 2009	April 15, 2009	8
	April 8, 2009	April 16, 2009	8
	Dec. 21, 2009	Dec. 29, 2009	8

Finland	Dec. 21, 2009	Dec. 29, 2009	8

Indonesia	Sept. 16, 2009	Sept. 24, 2009	12
	Sept. 17, 2009	Sept. 25, 2009	12
	Sept. 18, 2009	Sept. 28, 2009	12

Japan	Sept. 16, 2009	Sept. 24, 2009	8
	Sept. 17, 2009	Sept. 25, 2009	8
	Sept. 18, 2009	Sept. 26, 2009	8

Country	Redemption Request Date	Redemption Settlement Date	Settlement Period

Norway	April 6, 2009	April 14, 2009	8
	April 7, 2009	April 15, 2009	8
	April 8, 2009	April 16, 2009	8
	Dec. 21, 2009	Dec. 29, 2009	8

Philippines	Dec. 23, 2009	Jan. 4, 2010	12
	Dec. 28, 2009	Jan 5, 2010	8
	Dec. 29, 2009	Jan. 6, 2010	8

Oman	July 16, 2009	July 27, 2009	11
	Sept. 15, 2009	Sept. 28, 2009	13
	Sept. 16, 2009	Sept. 29, 2009	13
	Sept. 17, 2009	Sept. 30, 2009	13

Qatar	Sept. 15, 2009	Sept. 24, 2009	9
	Sept. 16, 2009	Sept. 25, 2009	9
	Sept. 17, 2009	Sept. 28, 2009	11
	Nov. 25, 2009	Dec. 3, 2009	8

Kazakhstan	Dec. 11, 2009	Dec. 21, 2009	10
	Dec. 14, 2009	Dec. 22, 2009	8
	Dec. 15, 2009	Dec. 23, 2009	8
	Dec. 31, 2009	Jan. 8, 2010	8

Panama	Feb. 20, 2009	Mar. 2, 2009	10
	Oct. 30, 2009	Nov. 9, 2009	10
	Nov. 2, 2009	Nov. 11, 2009	9

Russia**	Dec. 29, 2009	Jan. 11, 2010	13
	Dec. 30, 2009	Jan. 12, 2010	13
	Dec. 31, 2009	Jan. 10, 2010	13

Spain	April 6, 2009	Apr. 14, 2009	9
	April 7, 2009	April 15, 2009	9
	April 9, 2009	April 16, 2009	9

Thailand	April 8, 2009	April 16, 2009	9
	April 9, 2009	April 17, 2009	9
	April 10, 2009	April 20, 2009	10

United Arab Emirates	Sept. 16, 2009	Sept. 24, 2009	8
	Sept. 17, 2009	Sept. 25, 2009	8
	Sept. 18, 2009	Sept. 28, 2009	10
	Nov. 25, 2009	Dec. 4, 2009	9

2010**
Country	Redemption Request Date	Redemption Settlement Date	Settlement Period

China	Feb. 10, 2010	Feb. 22, 2010	12
	Feb. 11, 2010	Feb. 23, 2010	12
	Feb. 12, 2010	Feb. 24, 2010	12
	March 29, 2010	April 7, 2010	9
	March 30, 2010	April 8, 2010	9
	April 1, 2010	April 9, 2010	8
	Sept. 20, 2010	Oct. 4, 2010	14
	Sept. 21, 2010	Oct. 5, 2010	14
	Sept. 24, 2010	Oct. 6, 2010	12

Indonesia	Sept. 1, 2010	Sept. 14, 2010	13
	Sept. 2, 2010	Sept. 15, 2010	13
	Sept. 3, 2010	Sept. 16, 2010	13

Japan	April 28, 2010	May 6, 2010	8
	April 29, 2010	May 7, 2010	8
	April 30, 2010	May 10, 2010	10

Malaysia	May 25, 2010	June 2, 2010	8
	May 26, 2010	June 3, 2010	8
	May 27, 2010	June 4, 2010	8

Malta	March 30, 2010	April 4, 2010	8

Panama	Feb. 10, 2010	Feb. 18, 2010	8
	Feb. 11, 2010	Feb. 19, 2010	8
	Feb. 12, 2010	Feb. 22, 2010	10
	Oct. 10, 2010	Nov. 8, 2010	10
	Nov. 1, 2010	Nov. 9, 2010	9
	Nov. 2, 2010	Nov. 11, 2010	9

Qatar	Nov. 11, 2010	Nov. 22, 2010	11

South Korea	Sept. 16, 2010	Sept. 24, 2010	8
	Sept. 17, 2010	Sept. 27, 2010	10
	Sept. 20, 2010	Sept. 28, 2010	8

Spain	March 29, 2010	April 6, 2010	8
	March 30, 2010	April 7, 2010	8
	March 31, 2010	April 8, 2010	8

Thailand	April 8, 2010	April 16, 2010	8
	April 9, 2010	April 19, 2010	10
	April 10, 2010	April 20, 2010	8

2010**
Country	Redemption Request Date	Redemption Settlement Date	Settlement Period

United Arab Emirates	Sept. 3, 2010	Sept. 14, 2010	11
	Sept. 7, 2010	Sept. 15, 2010	8
	Sept. 8, 2010	Sept. 16, 2010	8
	Nov. 9, 2010	Nov. 19, 2010	10
	Nov. 10, 2010	Nov. 22, 2010	12
	Nov. 12, 2010	Nov. 23, 2010	11
	Nov. 30, 2010	Dec. 9, 2010	9
	Dec. 1, 2010	Dec. 10, 2010	9

———————

*

Holidays are subject to change without further notice.

**

2010 settlement dates for certain countries were not available as of the date of this SAI.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.  If a Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

Each Fund is treated as a separate corporation for federal income tax purposes.  Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus.  Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year.  Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit.  The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Certain of the Funds may make investments that are subject to special U.S. federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and swaps, options, futures contracts and non U.S. corporations classified as “passive foreign investment companies” (“PFICs”).  Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long term or short term.  The application of these special rules would therefore also affect the character of distributions made by a Fund.

Distributions from a Fund’s net investment income, including net short term capital gains, if any, and distributions of income from securities lending, are taxable as ordinary income.  Distributions reinvested in additional Shares of a Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.  Distributions of net long term capital gains, if any, in excess of net short term capital losses are taxable as long term capital gains, regardless of how long Shareholders have held the Shares.

Dividends declared by a Fund in October, November or December and paid to shareholders of record of such months during the following January will be treated as having been received by such shareholders in the year the distributions were declared.

Long term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.  Without future congressional action, the maximum rate of long term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.  Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.  In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long term capital gains.

If, for any calendar year, the total distributions made exceed a Fund’s current and accumulated earnings and profits, the excess will, for U.S. federal income tax purposes, be treated as a tax free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares.  The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

The sale, exchange or redemption of Shares may give rise to a gain or loss.  In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long term capital gain or loss if the Shares have been held for more than one year.  Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short term capital gain or loss.  A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of.  In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss.  Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long term capital loss to the extent of any capital gain dividends received by the shareholders.  Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.  However, shareholders who are nonresident aliens or foreign entities will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.  Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates.  With respect to taxable years beginning before January 1, 2010, dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund a “short term capital gain dividends” or “interest related dividends” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.  Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

Certain of the Funds’ investments may be classified as PFICs for U.S. federal income tax purposes.  The Funds generally intend to elect to “mark to market” these investments at the end of each taxable year.  By making this election, the Funds will recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value.  Gains realized with respect to a disposition of a PFIC that the Funds have elected to mark to market will be ordinary income.  By making the mark to market election, the Funds may be required to recognize income in excess of the distributions that they receive from their investments.  Accordingly, the Funds may need to borrow money or dispose of some of their investments in order to meet their distribution requirements.  If the Funds do not make the “mark to market” election with respect to an investment in a PFIC, the Funds could become subject to U.S. federal income tax with respect to certain distributions from, and gain on the dispositions of, the PFIC which cannot be avoided by distributing such amounts to the Funds’ shareholders.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”).  Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries.  A Fund may also be subject to foreign income taxes with respect to other income.  Although in some countries a portion of these taxes may be recoverable, the non recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income.  Under the Code, if more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country’s income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders.  Each Fund expects to qualify for and may make this election.  For any year that a Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any.  Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund’s election to “pass through” amounts of foreign taxes paid by a Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether, pursuant to the election described above, any foreign taxes paid by a Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder’s portion of the foreign taxes paid to such country and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such country.  The amount of foreign taxes that may be credited against a shareholder’s U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder’s U.S. federal income tax rate multiplied by its foreign source taxable income.  For this purpose, a Fund’s gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources.  In addition, this limitation must be applied separately to certain categories of foreign source income.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by a Fund.  A shareholder’s ability to claim a credit for foreign taxes paid by a Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning.  Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws.  Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof.  Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year.  Gain or loss from futures and options contracts on broad based indexes required to be marked to market will be 60% long term and 40% short term capital gain or loss.  Application of this rule may alter the timing and character of distributions to shareholders.  Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”).  It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders, at least annually, any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions.  Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

BNYM calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open.  NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent.  All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded.  The NAV for a Fund will be calculated and disseminated daily.

The approximate value of Shares of a Fund, an amount representing on a per share basis the sum of the current value of the Deposit Securities based on their then current market price and the estimated Cash Component, will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association.  As the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval.  The value of each Underlying Index will not be calculated and disseminated intra-day.  The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund’s portfolio securities is based on the securities’ closing price on local markets when available.  If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees.  Each Fund may use fair value pricing in a variety of circumstances, including, but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted.  In addition, each Fund currently expects that it will fair value foreign equity securities held by the Fund each day the Fund calculates its NAV.  Accordingly, a Fund’s NAV is expected to reflect certain portfolio securities’ fair values rather than their market prices.  Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.  In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index.  This may adversely affect a Fund’s ability to track its Underlying Index.  With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Dividends, Distributions and Taxes.”

General Policies.  Ordinarily, dividends from net investment income, if any, are declared and paid quarterly for each Fund.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm.   KPMG LLP, 99 High Street, Boston, MA 02110, serves as the Funds’ independent registered public accounting firm.   KPMG LLP audits the Funds’ financial statements and performs other related audit services.

FINANCIAL STATEMENTS

You may request a copy of the Trust’s Annual Report at no charge by calling 888-OMGXTUS during normal business hours.

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholder

Old Mutual Global Shares Trust

We have audited the accompanying statement of assets and liabilities of the GlobalShares FTSE Emerging Markets Fund (the Fund), a series of the Old Mutual Global Shares Trust, as of November 16, 2009 and the statement of operations for that day ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the GlobalShares FTSE Emerging Markets Fund as of November 16, 2009 and results of operations for that day ended in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 16, 2009

OLD MUTUAL GLOBAL SHARES TRUST

Statement of Assets and Liabilities

November 16, 2009

GlobalShares FTSE Emerging Markets Fund

Assets:
Cash	$100,000
Deferred Expense	130,000
Receivable from Adviser	85,000
Total Assets	315,000

Liabilities:
Payable for Organizational and Offering Costs	215,000
Total Liabilities	215,000

Net Assets	$100,000

Components of Net Assets:
Paid in Capital	$100,000
Net Assets	$100,000

Shares Issued and Outstanding:
Shares Outstanding (Unlimited Shares Authorized)	4,000
Net Asset Value (NAV) per Share	$25.00

See accompanying Notes to the Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST

Statement of Operations

For the Period Ended November 16, 2009*

GlobalShares FTSE Emerging Markets Fund

Investment Income:	$—

Expenses:
Organizations Costs	85,000
Total Expenses	85,000
Less: Reimbursement of Organization Costs by Adviser	(85,000)
Net Expenses	$—

Net Investment Income	$—

* The Fund was organized on December 5, 2008 and had no operations prior to November 16, 2009.

See accompanying Notes to the Financial Statements.

OLD MUTUAL GLOBAL SHARES TRUST

Notes to the Financial Statements

1. Organization

Old Mutual Global Shares Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust on December 5, 2008. GlobalShares FTSE Emerging Markets Fund (the “Fund”) is one of five separate exchange-traded index funds currently comprising the Trust, collectively, (the “Funds”). The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the sale and issuance to Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”) of 4,000 shares of beneficial interest (“Shares”) of the Fund at an aggregate purchase price of $100,000 on November 2, 2009. The Adviser owns 100% of the outstanding shares of the Fund.

Shares of the Fund will be listed and traded on the NYSE Arca, Inc. under the ticker symbol “GSR”. Market prices for the shares may be different from their net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically at 600,000 Shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

The Fund’s investment objective is to seek investment results that correspond, (before fees and expenses), generally to the performance of the equity index called the FTSE Emerging Markets Index.

2. Summary of Significant Accounting Policies

The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

OLD MUTUAL GLOBAL SHARES TRUST

Notes to the Financial Statements

FASB Interpretation Accounting Standards Codification (“ASC”) 740-10, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

ASC 740-10 requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of November 16, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly. The Fund will distribute its net capital gains, if any, to shareholders annually.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”). The Adviser acts as the Fund’s investment adviser pursuant to the Advisory Agreement with the Trust on behalf of the Fund. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly at an annual rate of 0.125% of the Fund’s average daily net assets.

Expense Agreement

The Adviser has contractually agreed, pursuant to a separate agreement with the Trust (the “Expense Agreement”), to waive their advisory fees and reimburse other expenses to the extent necessary to prevent the expenses of the Fund (other than distribution and service (12b-1) fees, brokerage or other transaction related expenses, taxes, interest, litigation expenses and other extraordinary expenses) from exceeding 0.39% of the Fund’s average daily net assets per year (the “Expense Cap”), at least until January 31, 2012. Pursuant to the Expense Agreement, for a period of five years subsequent to the Fund’s commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap.

OLD MUTUAL GLOBAL SHARES TRUST

Notes to the Financial Statements

Distribution & Service (12b-1) Plan

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.125% of its average daily net assets each year for certain distribution and service-related activities. No fees are currently paid by the Fund under this Plan, and there are no current plans to impose these fees.

Service Providers

The Bank of New York Mellon (“BNYM”) serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor.

Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer and an Anti-Money Laundering Officer as well as certain additional compliance support functions. Foreside Management Services, LLC, an affiliate of the Distributor, provides a Principal Financial Officer to the Trust.

4. Organizational and Offering Costs

Expenses incurred in organizing and offering Shares of the Trust and the Funds are approximately $215,000. The Advisor may recoup some or all of these costs subject to the Expense Agreement described in Note 3. All offering costs incurred with the start up of the Fund will be amortized on a straight line basis over a period of twelve months from commencement of operations. These amounts may be recoverable by the Adviser from the Funds at a later date, subject to the Expense Agreement.

5. Creation and Redemption Transactions

The Fund issues and redeems shares on a continuous basis at NAV in groups of 600,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

OLD MUTUAL GLOBAL SHARES TRUST

Notes to the Financial Statements

6. Subsequent Events

In accordance with the provisions set forth in ASC 855-10, Subsequent Events , management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 16, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

OLD MUTUAL GLOBAL SHARES TRUST

PART C. OTHER INFORMATION

Item 23.

Exhibits.

(a)

(1)

Certificate of Trust of the Registrant dated December 5, 2008, is incorporated by reference to Exhibit (a)(1) to the Trust’s Registration Statement on Form N-1A (File Nos. 333-159629; 811-22304), filed with the Securities and Exchange Commission on June 1, 2009.

(2)

Agreement and Declaration of Trust of the Registrant dated December 8, 2008, is incorporated by reference to Exhibit (a)(2) to the Trust’s Registration Statement on Form N-1A (File Nos. 333-159629; 811-22304), filed with the Securities and Exchange Commission on October 14, 2009.

(3)

Amendment to Agreement and Declaration of Trust of the Registrant dated October 2, 2009, is incorporated by reference to Exhibit (a)(3) to the Trust’s Registration Statement on Form N-1A (File Nos. 333-159629; 811-22304), filed with the Securities and Exchange Commission on October 14, 2009

(b)

Bylaws of the Registrant, are filed herewith.

(c)

Not applicable.

(d)

(1)

Investment Advisory Agreement between the Registrant and Old Mutual Global Index Trackers (Pty) Limited, is filed herewith.

(2)

Expense Reimbursement Agreement between the Registrant and Old Mutual Global Index Trackers (Pty) Limited, is filed herewith.

(e)

(1)

Distribution Agreement between the Registrant and Foreside Fund Services, LLC, is filed herewith.

(2)

Distribution and Service Plan pursuant to Rule 12b-1, is filed herewith.

(3)

Form of Participant Agreement, is filed herewith.

(f)

Not applicable.

(g)

(1)

Custody Agreement between Registrant and The Bank of New York Mellon, is filed herewith.

(2)

Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon, is filed herewith.

(h)

(1)

Fund Administration and Accounting Agreement between the Trust and The Bank of New York Mellon, is filed herewith.

(2)

Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon, is filed herewith.

(3)

Compliance Services Agreement between the Registrant and Foreside Compliance Services, LLC, is filed herewith.

(4)

PFO/Treasurer Services Agreement between the Trust and Foreside Management Services, LLC, is filed herewith.

(i)

(1)

Opinion and consent of Dechert LLP, is filed herewith.

(j)

(1)

Consent of KPMG, LLP independent registered public accounting firm, is filed herewith.

(k)

Not applicable.

(l)

Not applicable.

(m)

Not applicable.

(n)

Not applicable.

(o)

Not applicable.

(p)

(1)

Code of Ethics of the Registrant, is filed herewith.

(2)

Code of Ethics of Old Mutual Global Index Trackers (Pty) Limited, is filed herewith.

Other.

Powers of Attorney, are filed herewith.

Item 24.

Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

Old Mutual Global Index Trackers (US) LLC will be the only shareholder immediately prior to the contemplated public offering of each Fund.

Item 25.

Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Amended and Restated Agreement and Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Delaware business trust and is operated pursuant to an Amended and Restated Agreement and Declaration of Trust, dated December 8, 2008, as amended (the “Declaration of Trust”), that subject to the exceptions and limitations contained in Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law. The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any

Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5. To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Further Indemnification. Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a reorganization or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.

Amendments and Modifications. Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the By-laws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the By-laws.

Item 26.

Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF OLD MUTUAL GLOBAL INDEX TRACKERS (PTY) LIMITED:

The information as to the trustees and executive officers of Old Mutual Global Index Trackers (Pty) Limited is set forth in Old Mutual Global Index Trackers (Pty) Limited Form ADV filed with the Securities and Exchange Commission on March 12, 2009 (Accession No.:  9999999997 09 009357) and amended through the date hereof, is incorporated herein by reference.

Item 27.

Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for each Fund is Foreside Fund Services, LLC, which acts as distributor for the Registrant and the following:

1)

American Beacon Funds

2)

American Beacon Mileage Funds

3)

American Beacon Select Funds

4)

Henderson Global Funds

5)

Bridgeway Funds, Inc.

6)

Century Capital Management Trust

7)

Sound Shore Fund, Inc.

8)

Forum Funds

9)

Central Park Group Multi-Event Fund

10)

The CNL Funds

11)

PMC Funds, Series of the Trust for Professional Managers

12)

Nomura Partners Funds, Inc.

13)

Wintergreen Fund, Inc.

14)

RevenueShares ETF Trust

15)

Direxion Shares ETF Trust

16)

Javelin Exchange-Traded Trust

17)

AdvisorShares Trust

18)

Liberty Street Horizon Fund (series of the Investment Managers Series Trust)

(b) The following officers of Foreside Fund Services, LLC, the Registrant’s underwriter, hold the following positions with the Registrant.  Their business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Mark S. Redman	None	President
Richard J. Berthy	None	Vice President and Treasurer
Jennifer E. Hoopes	None	Secretary
Nanette K. Chern	None	Chief Compliance Officer and Vice President
Mark A. Fairbanks	None	Deputy Chief Compliance Officer and Vice President

———————

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28.

Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A 30 (A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of  in part at the offices of the Custodian at One Wall Street, New York, New York 10286, in part at the office of the Adviser at 10 High Street,

Suite 302, Boston, MA 02110 and in part at Foreside Compliance Services, LLC, Three Canal Plaza, Portland, Maine 04101.

Item 29.

Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.

Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and State of Massachusetts, on the 18th day of November, 2009.

OLD MUTUAL GLOBAL SHARES TRUST

By:	/s/ Betserai Tendai Musikavanhu
Name:	Betserai Tendai Musikavanhu
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Eric G. Woodbury	Principal Executive Officer	November 18, 2009
Eric G. Woodbury

/s/ Trudance L.C. Bakke	Principal Financial Officer and Treasurer	November 18, 2009
Trudance L.C. Bakke

/s/ Betserai Tendai Musikavanhu	President and Chairman of the Board of Trustees	November 18, 2009
Betserai Tendai Musikavanhu

*/s/ Gerard P. Maus	Trustee	November 18, 2009
Gerard P. Maus

*/s/ Gregory A. Ratliff	Trustee	November 18, 2009
Gregory A. Ratliff

*/s/ Virginia Meany	Trustee	November 18, 2009
Virginia Meany

*By: /s/ Stuart M. Strauss		November 18, 2009
Stuart M. Strauss
Attorney-In-Fact

EXHIBIT INDEX

(b)	Bylaws of the Registrant.
(d)(1)	Investment Advisory Agreement between the Registrant and Old Mutual Global Index Trackers (Pty) Limited.
(d)(2)	Expense Reimbursement Agreement between the Registrant and Old Mutual Global Index Trackers (Pty) Limited.
(e)(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC.
(e)(2)	Distribution and Service Plan pursuant to Rule 12b-1
(e)(3)	Form of Participant Agreement.
(g)(1)	Custody Agreement
(g)(2)	Foreign Custody Manager Agreement
(h)(1)	Fund Administration and Accounting Agreement.
(h)(2)	Transfer Agency and Service Agreement
(h)(3)	Compliance Services Agreement between the Registrant and Foreside Compliance Services, LLC.
(h)(4)	PFO/Treasurer Services Agreement between the Trust and Foreside Management Services, LLC.
(i)(1)	Opinion and consent of Dechert LLP.
(j)(1)	Consent of Independent Registered Public Accounting Firm.
(p)(1)	Code of Ethics of the Registrant.
(p)(2)	Code of Ethics of Old Mutual Global Index Trackers (Pty) Limited.
Other	Powers of Attorney